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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08405

Evergreen Select Money Market Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making an annual filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, for the year ended February 28, 2009. These series have February 28 fiscal year end.

Date of reporting period: February 28, 2009

Item 1 - Reports to Stockholders.

Evergreen Institutional 100% Treasury Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
19	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
20	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Institutional 100% Treasury Money Market Fund for the twelve-month period ended February 28, 2009 (the “period”).

The U.S. economy held up relatively well in the first half of 2008, but these gains were largely due to strength in government spending and exports, powered higher by the weakening U.S. currency. At the same time, home prices continued to fall and job losses persisted. September 2008 marked a crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. Indeed, the collateral damage from this event led to further collapse. Previously venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze.

In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets continued to suffer, as weakness in economic data and corporate profits persisted. In addition, investors in all markets were trying to grasp the ramifications of a variety of federal proposals to combat the recession and the financial crisis. International markets were hit hard as economies in both developed and emerging countries remained weak. In the fixed income markets, high yield bonds recovered from the extreme weakness experienced last year and municipal securities also climbed higher.

Throughout the period the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality securities while retaining an emphasis on capital preservation.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. We continue to urge investors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

1

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of February 28, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/8/1997

			Lipper
			Institutional	Merrill
		Institutional	U.S. Treasury	Lynch
	Institutional	Service	Money	3-Month
	Shares	Shares	Markets	U.S. Treasury
	(Class I)	(Class IS)	Median	Bill Index†

Class inception date	12/8/1997	12/22/1997

Nasdaq symbol	EUIXX	ESIXX

Average annual return

1-year	1.10%	0.85%	0.97%	1.41%

5-year	2.70%	2.45%	2.79%	3.22%

10-year	2.97%	2.71%	2.97%	3.39%

7-day annualized yield	0.26%	0.03%	N/A	N/A

30-day annualized yield	0.29%	0.05%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2009, there were 179 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.25% for Class IS. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class IS. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

4

FUND AT A GLANCE continued

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†     Copyright 2009. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	9/1/2008	2/28/2009	During Period*

Actual
Class I	$1,000.00	$1,003.41	$1.04
Class IS	$1,000.00	$1,002.17	$2.28
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,023.75	$1.05
Class IS	$1,000.00	$1,022.51	$2.31

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.21% for Class I and 0.46% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.03	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.10%	3.81%	4.57%	2.96%	1.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,507,912	$864,468	$98,946	$493,913	$369,460
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.21%	0.32%	0.33%	0.32%	0.33%
Expenses excluding waivers/reimbursements and expense reductions	0.31%	0.32%	0.33%	0.32%	0.33%
Net investment income (loss)	0.96%	3.17%	4.32%	2.94%	1.09%

1	Year ended February 29

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.03	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.85%	3.56%	4.32%	2.70%	0.86%

Ratios and supplemental data
Net assets, end of period (thousands)	$235,023	$214,365	$110,143	$162,313	$218,046
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.47%	0.58%	0.59%	0.57%	0.58%
Expenses excluding waivers/reimbursements and expense reductions	0.57%	0.58%	0.59%	0.57%	0.58%
Net investment income (loss)	0.81%	3.29%	4.16%	2.64%	0.88%

1	Year ended February 29

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

February 28, 2009

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Bills ß:
0.10%, 03/12/2009-04/02/2009	$375,000,000	$374,976,458
0.11%, 04/09/2009	25,000,000	24,997,031
0.14%, 03/05/2009-04/29/2009	285,426,000	285,420,313
0.18%, 04/09/2009	60,000,000	59,988,885
0.20%, 04/09/2009	50,000,000	49,989,708
0.22%, 03/19/2009-04/16/2009	64,395,000	64,382,434
0.24%, 03/12/2009-03/26/2009	100,011,000	99,994,699
0.26%, 03/12/2009	316,000	315,977
0.29%, 05/28/2009-06/04/2009	63,794,000	63,747,826
0.41%, 09/15/2009	25,000,000	24,943,294
0.43%, 04/29/2009	100,000,000	99,930,722
0.44%, 04/29/2009	50,000,000	49,964,556
0.52%, 05/15/2009	50,000,000	49,946,555
0.54%, 05/15/2009	40,000,000	39,955,641
0.62%, 04/02/2009	25,000,000	24,986,664
0.92%, 05/15/2009	75,000,000	74,858,244
1.34%, 07/02/2009	75,000,000	74,660,688
U.S. Treasury Notes:
2.625%, 03/15/2009	10,000,000	10,009,245
4.00%, 08/31/2009	25,000,000	25,450,965
4.50%, 03/31/2009-04/30/2009	190,762,000	191,266,640
4.625%, 07/31/2009	48,000,000	48,867,280

Total Investments (cost $1,738,653,825) 99.8%		1,738,653,825
Other Assets and Liabilities 0.2%		4,282,003

Net Assets 100.0%		$1,742,935,828

ß	Rate shown represents the yield to maturity at date of purchase.

The following table shows the percent of total investments by credit quality as of February 28, 2009 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2009 (unaudited):

2-7 days	15.8%
8-60 days	58.2%
61-120 days	16.0%
121-240 days	10.0%

100.0%

See Notes to Financial Statements

9

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009

Assets
Investments at amortized cost	$1,738,653,825
Cash	926
Interest receivable	4,226,193
Prepaid expenses and other assets	274,148

Total assets	1,743,155,092

Liabilities
Dividends payable	121,432
Payable for Fund shares redeemed	15,901
Advisory fee payable	20,053
Distribution Plan expenses payable	3,793
Due to other related parties	8,842
Custodian and accounting fees payable	18,315
Registration and filing fees payable	15,879
Accrued expenses and other liabilities	15,049

Total liabilities	219,264

Net assets	$1,742,935,828

Net assets represented by
Paid-in capital	$1,743,224,095
Overdistributed net investment income	(1,358)
Accumulated net realized losses on investments	(286,909)

Total net assets	$1,742,935,828

Net assets consists of
Class I	$1,507,912,372
Class IS	235,023,456

Total net assets	$1,742,935,828

Shares outstanding (unlimited number of shares authorized)
Class I	1,507,944,231
Class IS	234,979,673

Net asset value per share
Class I	$1.00
Class IS	$1.00

See Notes to Financial Statements

10

STATEMENT OF OPERATIONS

Year Ended February 28, 2009

Investment income
Interest	$21,229,865

Expenses
Advisory fee	3,752,802
Distribution Plan expenses	612,574
Administrative services fee	1,072,229
Transfer agent fees	29,471
Trustees’ fees and expenses	37,445
Printing and postage expenses	13,866
Custodian and accounting fees	332,702
Registration and filing fees	71,011
Professional fees	31,753
Other	374,687

Total expenses	6,328,540
Less: Expense reductions	(9,528)
Fee waivers and expense reimbursements	(1,876,686)

Net expenses	4,442,326

Net investment income	16,787,539

Net realized losses on investments	(16,559)

Net increase in net assets resulting from operations	$16,770,980

See Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2009		2008 (a)

Operations
Net investment income		$16,787,539		$13,483,447
Net realized gains or losses on investments		(16,559)		83,043

Net increase in net assets resulting from operations		16,770,980		13,566,490

Distributions to shareholders from
Net investment income
Class I		(14,799,245)		(8,012,609)
Class IS		(1,992,747)		(5,469,374)

Total distributions to shareholders		(16,791,992)		(13,481,983)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	6,117,883,577	6,117,883,577	2,592,527,305	2,592,527,305
Class IS	587,476,127	587,476,127	534,978,603	534,978,603

		6,705,359,704		3,127,505,908

Net asset value of shares issued in reinvestment of distributions
Class I	8,185,019	8,185,019	3,702,538	3,702,538
Class IS	1,268,040	1,268,040	2,901,901	2,901,901

		9,453,059		6,604,439

Payment for shares redeemed
Class I	(5,482,613,853)	(5,482,613,853)	(1,830,766,654)	(1,830,766,654)
Class IS	(568,075,756)	(568,075,756)	(433,683,675)	(433,683,675)

		(6,050,689,609)		(2,264,450,329)

Net increase in net assets resulting from capital share transactions		664,123,154		869,660,018

Total increase in net assets		664,102,142		869,744,525
Net assets
Beginning of period		1,078,833,686		209,089,161

End of period		$1,742,935,828		$1,078,833,686

Undistributed (overdistributed) net investment income		$(1,358)		$3,095

(a)     Year ended February 29

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional 100% Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee. Class I shares are not subject to a distribution fee.

Effective after the close of business on December 18, 2008, the Fund was closed to all new investors. Purchases and redemptions continued to be accepted from existing shareholders in the manner described in the Fund’s prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

13

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.21% and declining to 0.17% as average daily net assets increase. For the year ended February 28, 2009, the advisory fee was equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2009, EIMC voluntarily waived its advisory fee in the amount of $1,875,651 and reimbursed Distribution Plan expenses (see Note 4) relating to Class IS shares in the amount of $1,035.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended

14

NOTES TO FINANCIAL STATEMENTS continued

February 28, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class IS shares. However, currently the distribution fees are limited to 0.25% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	1,738,653,825
Level 3 – Significant Unobservable Inputs	0

Total	$1,738,653,825

On February 28, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

15

NOTES TO FINANCIAL STATEMENTS continued

As of February 28, 2009, the Fund had $286,909 in capital loss carryovers for federal income tax purposes with $128,024 expiring in 2014, $142,326 expiring in 2015 and $16,559 expiring in 2016.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2009, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2009, the components of distributable earnings on a tax basis were as follows:

		Temporary
Undistributed	Capital Loss	Book/Tax
Ordinary Income	Carryovers	Differences

$104,821	$286,909	$(106,179)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $16,791,992 and $13,481,983 of ordinary income for the years ended February 28, 2009 and February 29, 2008, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings

16

NOTES TO FINANCIAL STATEMENTS continued

under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the year ended February 28, 2009, the Fund had no borrowings.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on April 30, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008 for the initial 3-month term that expired on December 18, 2008. The annual fee was 0.01% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.015% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The Fund paid an additional fee based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District

17

NOTES TO FINANCIAL STATEMENTS continued

Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional 100% Treasury Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2009 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional 100% Treasury Money Market Fund as of February 28, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 24, 2009

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ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 871 of the Internal Revenue Code, $16,791,992 has been designated as Qualified Interest Income for purposes of exempting withholding of tax on distributions to nonresident alien shareholders.

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $2,729,844,344 of net assets outstanding of which $1,415,336,553 (51.85%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$1,342,878,689
Net assets voted “Against”	$240,527
Net assets voted “Abstain”	$72,217,337

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ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Institutional 100% Treasury Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees

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ADDITIONAL INFORMATION (unaudited) continued

formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of

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ADDITIONAL INFORMATION (unaudited) continued

services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including Wachovia Securities, LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency

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ADDITIONAL INFORMATION (unaudited) continued

payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they

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ADDITIONAL INFORMATION (unaudited) continued

were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2007, the Fund’s Class I shares (one of the Fund’s oldest share classes) had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and performed in the fifth, fourth, and fourth quintiles, respectively, of the mutual funds against which the Trustees compared the Fund’s performance for the same periods. The Trustees noted that, for the ten-year period ended December 31, 2007, the Fund’s Class I shares had underperformed the Fund’s benchmark index, and performed in the third quintile of mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s relatively limited investment mandate – investing in U.S. Treasury securities – may have negatively impacted its performance relative to the mutual funds against which the Trustees compared the Fund’s performance, which include a number of mutual funds which have greater flexibility in selecting investments. The Trustees concluded that the remedial measures being undertaken by EIMC in light of the Fund’s relative underperformance were at least sufficient to allow the Trustees to continue the advisory agreements.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were

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ADDITIONAL INFORMATION (unaudited) continued

higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by a majority of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of the Evergreen and Wachovia organizations to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past year to do so (although not specifically in respect of the Fund).

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest

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ADDITIONAL INFORMATION (unaudited) continued

in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•	Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide

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ADDITIONAL INFORMATION (unaudited) continued

to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

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TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565575 rv6 04/2009

Evergreen Institutional Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Institutional Money Market Fund for the twelve-month period ended February 28, 2009 (the “period”).

The U.S. economy held up relatively well in the first half of 2008, but these gains were largely due to strength in government spending and exports, powered higher by the weakening U.S. currency. At the same time, home prices continued to fall and job losses persisted. September 2008 marked a crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. Indeed, the collateral damage from this event led to further collapse. Previously venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze.

In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets continued to suffer, as weakness in economic data and corporate profits persisted. In addition, investors in all markets were trying to grasp the ramifications of a variety of federal proposals to combat the recession and the financial crisis. International markets were hit hard as economies in both developed and emerging countries remained weak. In the fixed income markets, high yield bonds recovered from the extreme weakness experienced last year and municipal securities also climbed higher.

Throughout the period the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality securities while retaining an emphasis on capital preservation.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. We continue to urge investors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

1

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of February 28, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS *

Portfolio inception date: 11/19/1996

						Lipper	Merrill
				Institutional		Institutional	Lynch
	Institutional	Administrative	Investor	Service	Participant	Money	3-Month
	Shares	Shares	Shares	Shares	Shares	Markets	U.S. Treasury
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

Class inception date	11/19/1996	5/1/2001	5/1/2001	11/26/1996	5/1/2001

Nasdaq symbol	EMIXX	EMDXX	EMNXX	EMSXX	EMPXX

Average annual return

1-year	2.41%	2.36%	2.31%	2.15%	1.90%	2.06%	1.41%

5-year	3.52%	3.47%	3.42%	3.26%	3.01%	3.28%	3.22%

10-year	3.58%	3.54%	3.50%	3.32%	3.17%	3.31%	3.39%

7-day annualized yield	0.74%	0.69%	0.64%	0.49%	0.24%	N/A	N/A

30-day annualized yield	0.77%	0.72%	0.67%	0.52%	0.27%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2009, there were 372 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

4

FUND AT A GLANCE continued

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†     Copyright 2009. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	9/1/2008	2/28/2009	During Period*

Actual
Class I	$1,000.00	$1,009.93	$1.25
Class AD	$1,000.00	$1,009.68	$1.45
Class IN	$1,000.00	$1,009.43	$1.69
Class IS	$1,000.00	$1,008.68	$2.49
Class P	$1,000.00	$1,007.43	$3.68
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,023.55	$1.25
Class AD	$1,000.00	$1,023.36	$1.45
Class IN	$1,000.00	$1,023.11	$1.71
Class IS	$1,000.00	$1,022.32	$2.51
Class P	$1,000.00	$1,021.12	$3.71

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.25% for Class I, 0.29% for Class AD, 0.34% for Class IN, 0.50% for Class IS and 0.74% for Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.05	0.03	0.02

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.41%[2]	5.13%	5.15%	3.47%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,787,145	$15,859,243	$14,239,628	$12,037,126	$10,534,653
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.22%	0.18%	0.18%	0.13%	0.21%
Expenses excluding waivers/reimbursements and expense reductions	0.23%	0.20%	0.20%	0.22%	0.21%
Net investment income (loss)	2.43%	5.00%	5.03%	3.46%	1.46%

1	Year ended February 29
2	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.36%[2]	5.08%	5.10%	3.41%	1.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$39,919	$181,752	$154,493	$18,476	$4,665
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.27%	0.23%	0.24%	0.20%	0.25%
Expenses excluding waivers/reimbursements and expense reductions	0.28%	0.25%	0.26%	0.29%	0.25%
Net investment income (loss)	2.51%	4.96%	5.10%	3.66%	1.27%

1	Year ended February 29
2	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.31%[2]	5.02%	5.05%	3.36%	1.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$52,995	$114,977	$123,480	$128,213	$197,022
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.32%	0.28%	0.28%	0.23%	0.31%
Expenses excluding waivers/reimbursements and expense reductions	0.33%	0.30%	0.30%	0.32%	0.31%
Net investment income (loss)	2.41%	4.96%	4.93%	3.22%	1.44%

1	Year ended February 29
2	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.15%[2]	4.86%	4.89%	3.21%	1.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,830,533	$3,569,283	$2,868,537	$2,196,902	$2,368,390
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.47%	0.43%	0.43%	0.38%	0.46%
Expenses excluding waivers/reimbursements and expense reductions	0.48%	0.45%	0.45%	0.47%	0.46%
Net investment income (loss)	2.17%	4.75%	4.80%	3.13%	1.24%

1	Year ended February 29
2	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.90%[2]	4.61%	4.63%	2.95%	1.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$46,198	$136,996	$72,771	$37,038	$208,689
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.72%	0.68%	0.68%	0.61%	0.71%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.70%	0.70%	0.70%	0.71%
Net investment income (loss)	2.06%	4.46%	4.56%	2.55%	1.04%

1	Year ended February 29
2	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

February 28, 2009

	Principal Amount	Value

CERTIFICATES OF DEPOSIT 8.6%
Bank of America Corp., 2.30%, 05/19/2009	$250,000,000	$250,000,000
Bank of Montreal, 0.45%, 03/19/2009	125,000,000	125,000,000
Branch Banking & Trust Co., 3.14%, 04/23/2009	200,000,000	200,000,000
Deutsche Bank AG, 1.64%, 04/06/2009	225,000,000	225,000,000
HBOS plc, FRN, 1.45%, 05/06/2009 +	300,000,000	300,000,000

Total Certificates of Deposit (cost $1,100,000,000)		1,100,000,000

COMMERCIAL PAPER 53.2%
Asset-Backed 35.2%
Antalis U.S. Funding Corp.:
0.45%, 03/06/2009	30,000,000	29,998,500
0.50%, 03/09/2009	12,000,000	11,998,833
0.60%, 03/06/2009	50,000,000	49,996,667
0.90%, 04/06/2009	50,000,000	49,956,250
0.97%, 04/20/2009	50,000,000	49,933,986
Atlantis One Funding Corp., 0.75%, 05/11/2009	125,000,000	124,817,708
Bryant Park Funding, LLC, 0.55%, 03/16/2009	212,068,000	212,022,641
Charta, LLC, 0.62%, 03/16/2009	50,000,000	49,987,944
Clipper Receivables Co.:
0.55%, 03/02/2009	120,000,000	120,000,000
1.00%, 03/16/2009	180,000,000	179,930,000
Concord Minutemen Capital Co., LLC:
0.70%, 03/10/2009	50,000,000	49,992,222
0.75%, 03/19/2009	125,000,000	124,955,729
CRC Funding, LLC, 0.52%, 03/06/2009	50,000,000	49,997,111
Crown Point Capital Co.:
0.70%, 03/09/2009	50,000,000	49,993,194
0.75%, 03/16/2009	125,000,000	124,963,542
Ebbets Funding, LLC:
0.50%, 03/02/2009	220,000,000	220,000,000
0.50%, 03/03/2009	60,000,000	59,999,167
Elysian Funding, LLC, 0.50%, 03/03/2009	180,000,000	179,997,500
Falcon Asset Securitization Co., 0.40%, 03/09/2009	51,000,000	50,996,033
Gemini Securitization Corp., LLC:
0.55%, 03/09/2009	25,000,000	24,997,326
0.55%, 03/24/2009	100,000,000	99,966,389
0.58%, 03/24/2009	75,000,000	74,973,417
Govco, LLC, 0.55%, 03/13/2009	20,000,000	19,996,639
Grampian Funding, LLC, 0.55%, 03/02/2009	200,000,000	200,000,000
Jupiter Securitization Co., LLC:
0.35%, 03/02/2009	62,323,000	62,323,000
0.40%, 03/10/2009	129,771,000	129,759,465
Legacy Capital Corp., 0.70%, 03/09/2009	80,000,000	79,989,111

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Lexington Parker Capital Corp., LLC:
0.70%, 03/09/2009	$100,000,000	$99,986,389
0.75%, 03/27/2009	80,000,000	79,958,333
Liberty Funding, LLC, 0.52%, 03/17/2009	50,000,000	49,989,167
LMA SA:
0.60%, 03/12/2009	28,400,000	28,395,267
0.60%, 03/19/2009	100,000,000	99,971,667
0.60%, 03/23/2009	50,000,000	49,982,500
Market Street Funding, LLC, 1.85%, 03/06/2009	100,000,000	99,979,444
Matchpoint Master Trust:
0.52%, 03/27/2009	20,000,000	19,992,778
0.55%, 03/20/2009	50,000,000	49,986,250
Park Avenue Receivables Corp., 0.40%, 03/12/2009	51,000,000	50,994,333
Regency Markets No. 1, LLC:
0.50%, 03/06/2009	88,776,000	88,771,068
0.57%, 03/11/2009	73,431,000	73,420,536
0.58%, 03/06/2009	43,052,000	43,049,226
1.00%, 05/15/2009	50,000,000	49,897,222
Romulus Funding Corp., 0.90%, 03/23/2009	80,000,000	79,958,000
Starbird Funding Corp.:
0.55%, 03/02/2009	110,000,000	110,000,000
1.00%, 04/14/2009	30,000,000	29,964,167
1.25%, 03/05/2009	40,000,000	39,995,833
1.30%, 05/21/2009	100,000,000	99,711,111
1.55%, 04/06/2009	100,000,000	99,849,306
Surrey Funding Corp.:
0.35%, 03/02/2009	50,000,000	50,000,000
0.55%, 03/19/2009	117,500,000	117,469,483
0.55%, 03/23/2009	55,000,000	54,982,354
Thunder Bay Funding, LLC, 0.50%, 03/03/2009	19,720,000	19,719,726
Ticonderoga Funding, LLC, 0.50%, 03/24/2009	38,000,000	37,988,389
Tulip Funding Corp.:
0.58%, 03/06/2009	125,000,000	124,991,944
0.67%, 03/12/2009	65,742,000	65,729,765
Windmill Funding Corp.:
0.55%, 03/25/2009	140,000,000	139,950,806
0.57%, 04/02/2009	50,000,000	49,975,458

		4,486,202,896

Commercial Banks 16.6%
ABN AMRO Holding NV:
0.44%, 03/06/2009	50,000,000	49,997,556
0.44%, 03/11/2009	125,000,000	124,986,250
Banco Bilbao Vicaya, 0.74%, 04/22/2009	85,000,000	84,910,892
Bank of Nova Scotia, 0.40%, 03/25/2009	100,000,000	99,974,445

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

COMMERCIAL PAPER continued
Commercial Banks continued
Calyon:
0.46%, 03/10/2009	$50,000,000	$49,994,889
0.46%, 03/19/2009	30,000,000	29,993,483
0.60%, 03/02/2009	100,000,000	100,000,000
Commerzbank U.S. Finance, Inc.:
0.41%, 03/11/2009	50,000,000	49,994,875
0.45%, 03/19/2009	135,000,000	134,971,313
Danske Corp.:
1.05%, 07/20/2009	135,000,000	134,448,750
1.15%, 04/08/2009	70,000,000	69,917,264
1.20%, 03/24/2009	31,500,000	31,476,900
Dexia Delaware, LLC, 0.39%, 03/02/2009	250,000,000	250,000,000
Dresdner U.S. Finance, Inc.:
0.50%, 03/06/2009	75,000,000	74,995,833
0.50%, 03/13/2009	100,000,000	99,984,722
Governor & Co.:
0.45%, 03/02/2009	90,000,000	90,000,000
1.20%, 04/15/2009	225,000,000	224,670,000
Irish Permanent Treasury:
1.48%, 03/03/2009	125,000,000	124,994,861
1.50%, 04/08/2009	100,000,000	99,845,833
Lloyds Bank plc, 1.32%, 04/06/2009	125,000,000	124,839,583
Rabobank U.S.A. Financial Corp., 0.35%, 03/18/2009	75,000,000	74,988,333

		2,124,985,782

Thrifts & Mortgage Finance 1.4%
Nationwide Building Society:
0.53%, 03/16/2009	100,000,000	99,979,389
0.53%, 03/25/2009	75,000,000	74,974,604

		174,953,993

Total Commercial Paper (cost $6,786,142,671)		6,786,142,671

CORPORATE BONDS 17.5%
Capital Markets 3.9%
Merrill Lynch & Co., Inc., FRN:
0.60%, 03/13/2009 +	75,000,000	75,000,000
0.61%, 03/24/2009 +	125,000,000	125,000,000
Morgan Stanley, FRN:
0.60%, 03/03/2009 +	100,000,000	100,000,000
0.61%, 03/15/2009 +	200,000,000	200,000,000

		500,000,000

Commercial Banks 3.0%
U.S. Bank, FRN, 1.35%, 05/26/2009	200,000,000	200,000,000
Wells Fargo & Co., 3.55%, 05/01/2009 °	180,000,000	180,015,000

		380,015,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal
	Amount	Value

CORPORATE BONDS continued
Consumer Finance 4.8%
American Honda Finance Corp., FRN:
1.29%, 04/14/2009 + 144A	$100,000,000	$100,000,000
1.40%, 05/26/2009 + 144A	200,000,000	200,000,000
General Electric Capital Corp.:
7.75%, 06/09/2009	29,000,000	29,359,900
FRN, 0.51%, 03/24/2009	80,000,000	80,000,000
Toyota Motor Credit Corp., FRN:
0.46%, 03/19/2009	50,000,000	50,000,000
0.46%, 03/27/2009	150,000,000	150,000,000

		609,359,900

Diversified Telecommunication Services 1.6%
BellSouth Corp., 4.97%, 04/26/2009 144A	200,000,000	200,386,576

Food & Staples Retailing 0.8%
Wal-Mart Stores, Inc., 5.75%, 06/01/2009	105,000,000	105,771,488

Insurance 3.4%
Allstate Life Global Funding II, FRN, 0.55%, 03/16/2009 + 144A	80,000,000	80,000,000
Hartford Life Global Funding, FRN, 2.29%, 03/15/2009 +	100,000,000	100,000,000
Jackson National Life Global Holdings, FRN, 1.87%, 03/23/2009 144A +	100,000,000	100,000,000
MetLife, Inc., FRN, 1.64%, 04/13/2009 + 144A	150,000,000	150,000,000

		430,000,000

Total Corporate Bonds (cost $2,225,532,964)		2,225,532,964

FUNDING AGREEMENTS 3.9%
Metropolitan Life Funding Agreement, 1.57%, 04/13/2009 +	100,000,000	100,000,000
Transamerica Occidental Funding Agreement:
0.625%, 03/02/2009 +	235,000,000	235,000,000
0.63%, 03/02/2009 +	100,000,000	100,000,000
1.59%, 04/01/2009 +	65,000,000	65,000,000

Total Funding Agreements (cost $500,000,000)		500,000,000

YANKEE OBLIGATIONS – CORPORATE 1.2%
Commercial Banks 1.2%
Anglo Irish Bank Corp. plc, FRN, 0.49%, 03/05/2009 144A (cost $150,000,000)	150,000,000	150,000,000

TIME DEPOSIT 0.8%
Societe Generale, 0.22%, 03/02/2009 (cost $100,000,000)	100,000,000	100,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 13.8%
FFCB, FRN, 0.82%, 08/04/2009	125,000,000	125,000,000
FHLB:
4.50%, 10/09/2009	6,000,000	6,040,708
FRN:
0.39%, 03/23/2009	150,000,000	149,865,648
0.58%, 03/02/2009	125,000,000	125,000,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS continued
FHLMC:
1.25%, 03/09/2010	$225,000,000	$225,000,000
1.34%, 05/26/2009	55,350,000	55,174,879
FRN:
0.77%, 03/02/2009	250,000,000	250,000,000
1.35%, 04/30/2009	125,000,000	125,000,000
FNMA, FRN:
0.44%, 03/02/2009	450,000,000	449,977,254
1.24%, 04/13/2009	250,000,000	250,022,802

Total U.S. Government & Agency Obligations (cost $1,761,081,291)		1,761,081,291

REPURCHASE AGREEMENT 0.7%
State Street Corp., 0.14%, dated 02/27/2009, maturing 03/02/2009, maturity value $92,624,700 ^^ (cost $92,623,619)	92,623,619	92,623,619

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund, Class IS, 1.32% q	114,558	114,558
Federated U.S. Treasury Cash Reserves Fund, Class IS, 0.01% q	1,375,981	1,375,981

Total Mutual Fund Shares (cost $1,490,539)		1,490,539

Total Investments (cost $12,716,871,084) 99.7%		12,716,871,084
Other Assets and Liabilities 0.3%		39,918,761

Net Assets 100.0%		$12,756,789,845

+	Security is deemed illiquid.
°

Investment in non-controlled affiliate. At February 28, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $180,015,000 and earned $2,627,000 of income for the period from October 3, 2008 to February 28, 2009 which is included in income from affiliated issuers.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

^^	Collateralized by $95,500,000 U.S. Treasury Bill, 0.00%, 03/19/2009, value is $95,490,450.
q	Rate shown is the 7-day annualized yield at period end.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2009

The following table shows the percent of total investments by credit quality as of February 28, 2009 (unaudited):

Tier 1	99.2%
Tier 2	0.8%

100.0%

The following table shows the percent of total investments by maturity as of February 28, 2009 (unaudited):

2-7 days	30.2%
8-60 days	52.4%
61-120 days	13.5%
121-240 days	2.1%
241+ days	1.8%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009

Assets
Investments in unaffiliated issuers	$12,536,856,084
Investments in affiliated issuers	180,015,000

Total investments at amortized cost	12,716,871,084
Cash	8,221
Receivable for Fund shares sold	15,712,348
Interest receivable	31,316,777
Prepaid expenses and other assets	2,172,120

Total assets	12,766,080,550

Liabilities
Dividends payable	4,481,546
Payable for Fund shares redeemed	3,951,706
Advisory fee payable	115,033
Distribution Plan expenses payable	60,283
Due to other related parties	94,782
Accrued expenses and other liabilities	587,355

Total liabilities	9,290,705

Net assets	$12,756,789,845

Net assets represented by
Paid-in capital	$12,737,083,143
Overdistributed net investment income	(673,570)
Accumulated net realized gains on investments	20,380,272

Total net assets	$12,756,789,845

Net assets consists of
Class I	$9,787,144,862
Class AD	39,918,949
Class IN	52,995,253
Class IS	2,830,533,116
Class P	46,197,665

Total net assets	$12,756,789,845

Shares outstanding (unlimited number of shares authorized)
Class I	9,771,793,230
Class AD	39,819,394
Class IN	52,834,527
Class IS	2,826,849,770
Class P	46,054,974

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended February 28, 2009

Investment income
Interest	$382,093,168
Income from affiliated issuers	2,627,000

Total investment income	384,720,168

Expenses
Advisory fee	15,879,794
Distribution Plan expenses
Class AD	42,954
Class IN	101,189
Class IS	7,472,673
Class P	413,781
Administrative services fee	8,710,239
Transfer agent fees	1,503,195
Trustees’ fees and expenses	318,156
Printing and postage expenses	63,988
Custodian and accounting fees	2,929,321
Registration and filing fees	401,083
Professional fees	485,954
Treasury program fees	2,671,210
Other	247,159

Total expenses	41,240,696
Less: Expense reductions	(73,134)
Fee waivers	(842,195)

Net expenses	40,325,367

Net investment income	344,394,801

Net realized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(262,278,755)
Net increase from payments by affiliate	295,505,490

Net realized gains on investments	33,226,735

Net increase in net assets resulting from operations	$377,621,536

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2009		2008 (a)

Operations
Net investment income		$344,394,801		$907,394,773
Net realized gains on investments		33,226,735		895,982

Net increase in net assets resulting from operations		377,621,536		908,290,755

Distributions to shareholders from
Net investment income
Class I		(273,857,454)		(738,186,728)
Class AD		(2,153,480)		(5,642,749)
Class IN		(2,437,772)		(6,642,574)
Class IS		(64,850,240)		(152,683,457)
Class P		(1,704,102)		(4,449,839)

Total distributions to shareholders		(345,003,048)		(907,605,347)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	61,144,788,969	61,144,788,969	78,715,179,027	78,715,179,027
Class AD	138,879,857	138,879,857	288,513,685	288,513,685
Class IN	220,635,485	220,635,485	420,377,142	420,377,142
Class IS	8,616,750,081	8,616,750,081	10,030,510,364	10,030,510,364
Class P	70,538,034	70,538,034	348,676,805	348,676,805

		70,191,592,426		89,803,257,023

Net asset value of shares issued in reinvestment of distributions
Class I	72,039,353	72,039,353	170,274,638	170,274,638
Class AD	1,932,666	1,932,666	5,094,651	5,094,651
Class IN	2,219,074	2,219,074	5,615,995	5,615,995
Class IS	24,131,192	24,131,192	68,406,655	68,406,655
Class P	1,511,000	1,511,000	4,030,786	4,030,786

		101,833,285		253,422,725

Payment for shares redeemed
Class I	(67,313,841,936)	(67,313,841,936)	(77,266,365,368)	(77,266,365,368)
Class AD	(282,746,381)	(282,746,381)	(266,357,855)	(266,357,855)
Class IN	(285,054,152)	(285,054,152)	(434,501,701)	(434,501,701)
Class IS	(9,386,855,978)	(9,386,855,978)	(9,398,308,349)	(9,398,308,349)
Class P	(163,006,449)	(163,006,449)	(288,490,214)	(288,490,214)

		(77,431,504,896)		(87,654,023,487)

Net increase (decrease) in net assets resulting from capital share transactions		(7,138,079,185)		2,402,656,261

Total increase (decrease) in net assets		(7,105,460,697)		2,403,341,669
Net assets
Beginning of period		19,862,250,542		17,458,908,873

End of period		$12,756,789,845		$19,862,250,542

Overdistributed net investment income		$(673,570)		$(65,323)

(a)    Year ended February 29

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

21

NOTES TO FINANCIAL STATEMENTS continued

The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase. For the year ended February 28, 2009, the advisory fee was equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

22

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2009, EIMC voluntarily waived its advisory fee in the amount of $842,195.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended February 28, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

On September 19, 2008, the Fund entered into a support agreement with Wachovia to maintain the investment value of Morgan Stanley securities held by the Fund. These securities covered under the support agreement may have been carried at fair value during the period based upon valuations provided by an independent pricing service approved by the Board of Trustees. Upon valuing these securities at fair market value, the Fund concurrently recognized the fair value of the credit support agreement. On October 6-7, 2008, the Fund received funding from the support agreement in the aggregate amount of $25,000,000. This amount is reflected in the Statement of Operations as a payment by an affiliate. Given the current underlying performance of the investments to which the support agreement applied, EIMC is exploring whether it is appropriate for the Fund to repay all or a portion of the amount that was received under the support agreement, including obtaining the appropriate regulatory approval. Any such repayment would not have a material adverse impact to the Fund.

On September 30, 2008, Wachovia purchased $309,189,000 of securities from the Fund at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of purchase price over the current fair value amounted to $270,505,490 and is reflected in the Statement of Operations as a payment by an affiliate for losses realized on securities.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of class of shares. However, currently the distribution fees are limited to 0.05%, 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class AD, Class IN, Class IS and Class P, respectively.

23

NOTES TO FINANCIAL STATEMENTS continued

5. INVESTMENT TRANSACTIONS

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$1,490,539
Level 2 – Other Significant Observable Inputs	12,715,380,545
Level 3 – Significant Unobservable Inputs	0

Total	$12,716,871,084

On February 28, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2009, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2009, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $24,486,491 and temporary book/tax differences in the amount of ($4,779,789).

Short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

24

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid were $345,003,048 and $907,605,347 of ordinary income for the years ended February 28, 2009 and February 29, 2008, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the year ended February 28, 2009, the Fund had no borrowings.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on April 30, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008 for the initial 3-month term that expired on December 18, 2008. The annual fee was 0.01% if the Fund’s

25

NOTES TO FINANCIAL STATEMENTS continued

market value per share was greater than or equal to $0.9975 and 0.015% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The Fund paid an additional fee based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. SUBSEQUENT EVENT

On April 1, 2009, the U.S. Department of Treasury announced an extension of its Temporary Guarantee Program for Money Market Funds through September 18, 2009, in order to support ongoing stability in financial markets. The Program was scheduled to end on April 30, 2009. The Fund has elected to participate in the extension of the

26

NOTES TO FINANCIAL STATEMENTS continued

Program which requires the payment of additional participation fees to the U.S. Department of Treasury, on a class-by-class basis, in the amount of either 0.015% or 0.023%, depending on the market-based net asset value of the class as of September 19, 2008. The Program will expire on September 18, 2009 and will not be extended beyond this date.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Money Market Fund as of February 28, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 24, 2009

28

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 871 of the Internal Revenue Code, $20,380,272 has been designated as Qualified Short-Term Gains for purposes of exempting withholding of tax on distributions to nonresident alien shareholders.

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $12,137,061,927 of net assets outstanding of which $7,108,805,342 (58.57%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$7,020,239,938
Net assets voted “Against”	$4,184,673
Net assets voted “Abstain”	$84,380,731

29

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Institutional Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process.In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees

30

ADDITIONAL INFORMATION (unaudited) continued

formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed.The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and share-

31

ADDITIONAL INFORMATION (unaudited) continued

holders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including

32

ADDITIONAL INFORMATION (unaudited) continued

Wachovia Securities, LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided.The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they

33

ADDITIONAL INFORMATION (unaudited) continued

concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance.The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2007, the Fund’s Class I shares (one of the Fund’s oldest share classes) had outperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and a majority of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees.The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was slightly below the average and the median of the management fees paid by the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear

34

ADDITIONAL INFORMATION (unaudited) continued

excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of the Evergreen and Wachovia organizations to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past year to do so.

Economies of scale.The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability.The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that

35

ADDITIONAL INFORMATION (unaudited) continued

would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

•	Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational

36

ADDITIONAL INFORMATION (unaudited) continued

stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

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39

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

40

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

565576 rv6 04/2009

Evergreen Institutional Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
33	STATEMENT OF ASSETS AND LIABILITIES
34	STATEMENT OF OPERATIONS
35	STATEMENTS OF CHANGES IN NET ASSETS
36	NOTES TO FINANCIAL STATEMENTS
43	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
44	ADDITIONAL INFORMATION
56	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Institutional Municipal Money Market Fund for the twelve-month period ended February 28, 2009 (the “period”).

The U.S. economy held up relatively well in the first half of 2008, but these gains were largely due to strength in government spending and exports, powered higher by the weakening U.S. currency. At the same time, home prices continued to fall and job losses persisted. September 2008 marked a crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. Indeed, the collateral damage from this event led to further collapse. Previously venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze.

In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets continued to suffer, as weakness in economic data and corporate profits persisted. In addition, investors in all markets were trying to grasp the ramifications of a variety of federal proposals to combat the recession and the financial crisis. International markets were hit hard as economies in both developed and emerging countries remained weak. In the fixed income markets, high yield bonds recovered from the extreme weakness experienced last year and municipal securities also climbed higher.

Throughout the period the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality securities while retaining an emphasis on capital preservation.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. We continue to urge investors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

FUND AT A GLANCE

as of February 28, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Lipper Institutional Tax-Exempt Money Markets Median	Merrill Lynch 3-Month U.S. Treasury Bill Index†

Class inception date	11/20/1996	5/1/2001	5/1/2001	11/25/1996	5/1/2001

Nasdaq symbol	EMMXX	EIDXX	EINXX	EISXX	EIPXX

Average annual return

1-year	2.20%	2.15%	2.10%	1.95%	1.69%	1.69%	1.41%

5-year	2.60%	2.55%	2.50%	2.34%	2.09%	2.30%	3.22%

10-year	2.58%	2.54%	2.50%	2.33%	2.18%	2.26%	3.39%

7-day annualized yield	1.00%	0.95%	0.90%	0.75%	0.50%	N/A	N/A

30-day annualized yield	0.92%	0.86%	0.81%	0.67%	0.41%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2009, there were 136 funds in the Lipper Institutional Tax-Exempt Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

FUND AT A GLANCE continued

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as state and local income taxes.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

†          Copyright 2009. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2009, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2008	Ending Account Value 2/28/2009	Expenses Paid During Period*

Actual
Class I	$1,000.00	$1,010.77	$1.20
Class AD	$1,000.00	$1,010.51	$1.45
Class IN	$1,000.00	$1,010.27	$1.69
Class IS	$1,000.00	$1,009.52	$2.44
Class P	$1,000.00	$1,008.27	$3.63
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,023.60	$1.20
Class AD	$1,000.00	$1,023.36	$1.45
Class IN	$1,000.00	$1,023.11	$1.71
Class IS	$1,000.00	$1,022.36	$2.46
Class P	$1,000.00	$1,021.17	$3.66

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.24% for Class I, 0.29% for Class AD, 0.34% for Class IN, 0.49% for Class IS and 0.73% for Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.03	0.03	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.20%	3.49%	3.47%	2.56%	1.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,154,387	$5,671,591	$7,122,239	$6,721,625	$4,878,429
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.22%	0.21%	0.22%	0.22%	0.21%
Expenses excluding waivers/reimbursements and expense reductions	0.22%	0.21%	0.22%	0.22%	0.21%
Net investment income (loss)	2.10%	3.44%	3.40%	2.54%	1.26%

1	Year ended February 29

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.03	0.03	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.15%	3.43%	3.41%	2.51%	1.24%

Ratios and supplemental data
Net assets, end of period (thousands)	$54,567	$75,380	$60,149	$63,500	$94,903
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.27%	0.26%	0.26%	0.27%	0.26%
Expenses excluding waivers/reimbursements and expense reductions	0.27%	0.26%	0.26%	0.27%	0.26%
Net investment income (loss)	2.10%	3.43%	3.36%	2.41%	1.41%

1	Year ended February 29

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.10%	3.38%	3.36%	2.46%	1.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$86,271	$202,480	$248,249	$189,929	$202,738
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.31%	0.31%	0.32%	0.32%	0.31%
Expenses excluding waivers/reimbursements and expense reductions	0.31%	0.31%	0.32%	0.32%	0.31%
Net investment income (loss)	2.06%	3.31%	3.31%	2.44%	1.25%

1	Year ended February 29

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.95%	3.23%	3.21%	2.31%	1.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$830,779	$732,031	$676,614	$688,734	$856,461
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.47%	0.46%	0.47%	0.47%	0.46%
Expenses excluding waivers/reimbursements and expense reductions	0.47%	0.46%	0.47%	0.47%	0.46%
Net investment income (loss)	1.85%	3.16%	3.15%	2.24%	1.01%

1	Year ended February 29

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.69%	2.97%	2.95%	2.05%	0.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,351	$22,235	$7,159	$10,988	$92,940
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.71%	0.71%	0.72%	0.72%	0.71%
Expenses excluding waivers/reimbursements and expense reductions	0.71%	0.71%	0.72%	0.72%	0.71%
Net investment income (loss)	1.83%	2.83%	2.85%	1.85%	0.81%

1	Year ended February 29

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 4.0%
Austin, TX Arpt. Sys. RRB:
Ser. 2005-1, 3.25%, VRDN, (Insd. by FSA & SPA: Dexia SA)	$22,825,000	$22,825,000
Ser. 2005-3, 2.25%, VRDN, (Insd. by FSA & SPA: Dexia SA)	15,165,000	15,165,000
Ser. A, 0.77%, VRDN, (Liq.: JPMorgan Chase & Co.)	24,200,000	24,200,000
Broward Cnty., FL Arpt. Sys. RB, Ser. N, 0.83%, VRDN, (LOC: Assured Guaranty)	73,500,000	73,500,000
Charlotte, NC Arpt. RRB, Charlotte Douglas Arpt., Ser. D, 0.65%, VRDN, (LOC: Bank of America Corp.)	4,700,000	4,700,000
Chicago, IL O’Hare Intl. Arpt. RB:
ROC-RR-II-R-605PB, 1.87%, VRDN, (SPA: Deutsche Bank AG)	5,080,000	5,080,000
Ser. 1990, 0.77%, VRDN, (SPA: Societe Generale)	11,000,000	11,000,000
Lexington-Fayette Cnty., KY Aprt. RB:
Ser. A, 0.85%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,900,000	8,900,000
Ser. B, 0.65%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,400,000	4,400,000
Louisville, KY Regl. Arpt. Auth. Spl. Facs. RB, OH, LLC Proj., Ser. A, 0.50%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	8,600,000	8,600,000
Metropolitan Washington Arpt. Auth. RB, Subser. D-2, 2.00%, VRDN, (LOC: Regions Bank)	31,000,000	31,000,000
Miami-Dade Cnty., FL Aviation RB:
ROC-RR-II-R 11493, 1.84%, VRDN, (Insd. by FSA & LOC: Citibank, NA)	42,255,000	42,255,000
Ser. 34, 0.67%, VRDN, (SPA: Societe Generale)	11,870,000	11,870,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj., Ser. B, 1.27%, VRDN, (Gtd. by Boeing Co.)	5,000,000	5,000,000
Piedmont, NC Triad Arpt. Auth. RRB:
Ser. A, 0.65%, VRDN, (LOC: Branch Bank & Trust Co.)	4,340,000	4,340,000
Ser. B, 0.90%, VRDN, (LOC: Branch Bank & Trust Co.)	4,930,000	4,930,000
Raleigh Durham, NC Arpt. Auth. RRB, Ser. 2008-C, 0.87%, VRDN, (LOC: SunTrust Banks, Inc.)	9,000,000	9,000,000

		286,765,000

CONTINUING CARE RETIREMENT COMMUNITY 0.0%
Franklin Cnty., OH Hlth. Care Facs. RB, Wexner Heritage House Proj., 2.70%, VRDN, (LOC: Huntington Natl. Bank)	3,200,000	3,200,000

EDUCATION 7.7%
Boise State Univ. RB, Solar Eclipse Proj., Ser. 2007-0002, 0.53%, VRDN, (LOC: US Bank)	27,730,000	27,730,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj.:
0.82%, VRDN, (LOC: SunTrust Banks, Inc.)	2,315,000	2,315,000
Ser. A, 0.60%, VRDN, (LOC: Bank of America Corp.)	4,600,000	4,600,000
Colorado Edl. & Cultural Facs. Auth. RB, Natl. Jewish Fed. Proj., 0.65%, VRDN, (LOC: US Bank)	5,100,000	5,100,000
Connecticut Hlth. & Edl. Facs. Auth. RB, Ser. 13TP, 0.62%, VRDN, (LOC: Wells Fargo & Co.)	7,300,000	7,300,000
District of Columbia RB:
George Washington Univ. Proj.:
Ser. B, 0.53%, VRDN, (LOC: Bank of America Corp.)	9,250,000	9,250,000
Ser. C, 0.53%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,025,000	9,025,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
District of Columbia RB:
ROC-R-II-R 11099, 0.85%,VRDN, (Insd. by BHAC & SPA: Deutsche Bank AG)	$11,985,000	$11,985,000
Florida Ed. Sys. RB, Solar Eclipse Proj., Ser. 2006-0041, 0.60%, VRDN, (LOC: US Bank)	12,040,000	12,040,000
Illinois Fin. Auth. RB:
Drivers Trust, Ser. 3302, 0.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,200,000	6,200,000
University of Chicago Med. Pro., Ser. B-1, 0.60%, VRDN, (SPA: Bank of Montreal)	4,200,000	4,200,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Ser. 1003, 0.62%, VRDN, (LOC: Bank of America Corp.)	6,665,000	6,665,000
Massachusetts Dev. Fin. Agcy. RB:
Boston Univ. Proj., Ser. U-6B, 0.80%, VRDN, (SPA: Allied Irish Banks plc)	46,675,000	46,675,000
Cushing Academy Proj., 0.67%, VRDN, (Gtd. by TD Banknorth, NA)	12,745,000	12,745,000
McPherson, KS Edl. Facs. RB:
Ser. A, 0.67%, VRDN, (LOC: Bank of America Corp.)	3,670,000	3,670,000
Ser. B, 0.67%, VRDN, (LOC: Bank of America Corp.)	2,085,000	2,085,000
New Hampshire Hlth. & Edl. Facs. Auth. RB:
Brewster Academy Proj., 1.50%, VRDN, (SPA: Allied Irish Banks plc)	9,485,000	9,485,000
Dartmouth College Proj., 0.43%, VRDN, (Gtd. by Dartmouth College)	26,200,000	26,200,000
ROC-II-R 783PB, 0.85%,VRDN, (Insd. by BHAC & SPA: Deutsche Bank AG)	20,300,000	20,300,000
North Carolina RB, Drivers Trust, Ser. 3248, 0.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,915,000	5,915,000
Northern Arizona Univ. RB, Solar Eclipse Proj., Ser. 2007-0014, 0.60%, VRDN, (Insd. by FGIC & LOC: US Bank)	21,070,000	21,070,000
Ohio Higher Ed. Facs. RB:
Cedarville Univ. Proj., 0.95%, VRDN, (LOC: KeyCorp)	1,680,000	1,680,000
Ser. B, 2.65%, VRDN, (LOC: Huntington Natl. Bank)	42,190,000	42,190,000
Univ. of Ohio Proj., 2.65%, VRDN, (LOC: Huntington Natl. Bank)	18,790,000	18,790,000
Pennsylvania Higher Ed. Student Loan RB, Ser. A, 2.50%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	105,000,000	105,000,000
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Hlth. Sys., Ser. A, 0.56%, VRDN, (LOC: Bank of America Corp.)	20,000,000	20,000,000
Pickens, SC RB, SCAGO Edl. Facs. Corp. Proj., Ser. 2812, 2.17%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	27,225,000	27,225,000
Polk Cnty., FL Sch. Board COP, Ser. 2931Z, 1.92%, VRDN, (LOC: FSA & Liq.: JPMorgan Chase & Co.)	10,695,000	10,695,000
Princeton, OH Sch. Dist. MSTR RB, 0.67%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 1.55%, VRDN, (LOC: Bank One)	1,425,000	1,425,000
University of North Carolina RB, Chapel Hill Univ. Hosp. Proj., Ser. A, 0.40%, VRDN, (LOC: Bank of America Corp.)	6,300,000	6,300,000
University of Virginia RB, Drivers Trust, Ser. 3188-Z, 0.80%, VRDN, (Liq.: JPMorgan Chase & Co.)	17,245,000	17,245,000
Wyoming Student Loan Corp. RB, Ser. A-3, 0.60%, VRDN, (SPA: Royal Bank of Canada)	40,000,000	40,000,000

		549,845,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 0.5%
Effingham Cnty., GA IDA PCRRB, 0.61%, VRDN, (Gtd. by Savannah Elec. & Power Co.)	$13,870,000	$13,870,000
Michigan Strategic Fund RB, Consumers Energy Co. Proj., 0.55%, VRDN, (Liq.: Wells Fargo & Co.)	7,000,000	7,000,000
Missouri Muni. Elec. Util. RB, Common Power Proj., ROC RR-II-R 620PB, 0.85%, VRDN, (Insd. by AMBAC)	6,700,000	6,700,000
Ohio Air Quality Dev. Auth. RB, Dayton Power Proj., Ser. B, 0.68%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,350,000	8,350,000
San Antonio, TX RB, Drivers Trust, Ser. 3247, 0.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,730,000	2,730,000

		38,650,000

GENERAL OBLIGATION – LOCAL 4.1%
Aurora, CO Centretech Metro. Dist. GO, Ser. 1998-C, 0.67%, VRDN, (LOC: US Bank)	3,170,000	3,170,000
Bachelor Gulch Metro. Dist. Colorado GO, 0.67%, VRDN, (LOC: Compass Bancshares, Inc.)	3,335,000	3,335,000
Brighton Crossing Metro. Dist. Colorado GO, 0.67%, VRDN, (LOC: Compass Bancshares, Inc.)	5,700,000	5,700,000
Chicago, IL Eclipse Funding Trust GO, Solar Eclipse Proj., Ser. 2006-0003, 0.52%, VRDN, (Insd. by FSA & LOC: US Bank)	9,240,000	9,240,000
Chicago, IL GO:
Deutsche Bank Spears-Lifers Trust, Ser. DB-393, 0.68%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	13,500,000	13,500,000
Ser. ZC-1, 3.67%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	64,503,000	64,503,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 0.52%, VRDN, (LOC: U.S. Bank NA)	19,905,000	19,916,529
Cypress-Fairbanks, TX GO, Drivers Trust, Ser. 3246-Z, 0.70%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	4,995,000	4,995,000
El Paso, TX Independent Sch. Dist. GO, Ser. 1035, 0.70%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	1,600,000	1,600,000
Kane McHenry Cook & De Kalb, IL GO, Sch. Dist. No. 300, Ser. 2007, 0.92%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	23,965,000	23,965,000
Lanse Creuse, MI Pub. Sch. Bldg. & Site GO, Ser. 2008, 1.50%, VRDN, (LOC: JPMorgan Chase & Co.)	47,925,000	47,925,000
Lenexa, KS GO, Ser. A, 5.00%, 09/01/2009, (Insd. by FSA)	5,115,000	5,223,943
Morgan Hill, CA Sch. Dist. MSTR GO, Ser. 39, 0.64%, VRDN, (SPA: Societe Generale)	5,000,000	5,000,000
New York, NY GO:
Ser. 3823, 3.02%, VRDN, (SPA: Dexia Credit Local)	14,935,000	14,935,000
Ser. A-9, 0.35%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,100,000	6,100,000
Ser. A-10, 0.35%, VRDN, (LOC: JPMorgan Chase & Co.)	8,980,000	8,980,000
Northwest Texas Independent Sch. Dist. GO, ROC RR-II-R 11539PB, 0.79%, VRDN, (Gtd. by PSF & Liq.: PB Capital Corp.)	12,595,000	12,595,000
Socorro, TX Independent Sch. Dist. GO, Ser. 1036, 0.70%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	3,515,000	3,515,000
Triview, CO Metro. Dist. GO, Ser. A, 0.67%, VRDN, (LOC: Compass Bank)	6,740,000	6,740,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Ukiah, CA Union Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DB-382, 0.57%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	$13,465,000	$13,465,000
Will Cnty., IL GO, Deutsche Bank Spears-Lifers Tr., Ser. DB-365, 0.77%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	18,465,000	18,465,000

		292,868,472

GENERAL OBLIGATION – STATE 2.3%
California MSTR GO, Ser. 42A, 0.64%, VRDN, (SPA: Societe Generale)	4,075,000	4,075,000
California Schools GO, Deutsche Bank Spears Trust, Ser. DBE-648, 0.66%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,627,000	3,627,000
Colorado GO, Parker Automotive Proj., 0.67%, VRDN, (LOC: US Bank)	3,500,000	3,500,000
Connecticut GO, Ser. A-1, 2.00%, VRDN, (SPA: Dexia SA)	44,940,000	44,940,000
District of Columbia GO, ROC RR-II-R 11072, 0.74%,VRDN, (LOC: Citibank, NA)	10,010,000	10,010,000
Florida Board of Ed. GO, Ser. 137, 0.60%,VRDN, (Liq.: JPMorgan Chase & Co.)	8,835,000	8,835,000
Louisiana GO, Deutsche Bank Spears-Lifers Trust, Ser. DB-656, 0.62%, VRDN, (Gtd. by AMBAC & SPA: Deutsche Bank AG)	9,990,000	9,990,000
Massachusetts GO:
Drivers Trust, Ser. 3187-Z, 0.58%, VRDN	8,100,000	8,100,000
Ser. 2648, 0.92%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,700,000	3,700,000
Mississippi Dev. Bank Spl. Obl. GO, Solar Eclipse Proj., Ser. 2006-0153, 0.59%, VRDN, (LOC: US Bank)	7,480,000	7,480,000
Pennsylvania GO, Drivers Trust, Ser. 3250, 0.58%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,675,000	2,675,000
Puerto Rico Cmnwlth. Austin Trust Variable Cert. GO, Ser. 2008-355, 0.67%, VRDN, (LOC: Bank of America Corp.)	25,000,000	25,000,000
Texas GO, Ser. 2008-A, 2.00%, VRDN, (SPA: Dexia SA)	21,770,000	21,770,000
Washington GO:
Deutsche Bank Spears/Lifers Trust, Ser. DB-446, 0.66%, VRDN, (Insd. by AMBAC & SPA: Deutsche Bank AG)	2,550,000	2,550,000
Ser. 2650-Z, 0.85%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,000,000	1,000,000
Wisconsin GO, ROC RR-II-R 11604, 0.69%, VRDN, (Liq.: Citibank, NA)	7,100,000	7,100,000

		164,352,000

HOSPITAL 14.5%
Albany-Dougherty Cnty., GA Hosp. Auth. RRB, Antics Cert. Phoebe, Ser. A, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	7,465,000	7,465,000
Allen Cnty., OH Hosp. Facs. RB, Catholic Healthcare Proj., Ser. A, 0.55%, VRDN, (LOC: Bank of America Corp.)	12,100,000	12,100,000
Branch Banking & Trust Muni. Trust RB, Ser. 2041, 0.92%, VRDN, (LOC: Branch Bank & Trust Co.)	4,455,000	4,455,000
Butler Cnty., OH Hosp. Facs. RB, UCPHA, Inc. Proj., 2.60%, VRDN, (LOC: Huntington Natl. Bank)	9,565,000	9,565,000
California Hlth. Facs. Fin. Auth. RB, Eagle 20070147, Class A, 0.69%, VRDN, (Liq.: Citibank, NA)	12,000,000	12,000,000
Charlotte-Mecklenberg Hosp. Auth. RB, Ser. 2007-G, 3.50%, VRDN, (Insd. by FSA & SPA: Dexia SA)	13,700,000	13,700,000
Clackamas Cnty., OR Hosp Facs. Auth. RB, Legacy Hlth. Sys. Proj., Ser. A, 0.55%, VRDN, (LOC: US Bank)	13,700,000	13,700,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Cuyahoga Cnty., OH Hosp. RRB, Univ. Hosp. Hlth. Sys., Inc. Proj., Ser. 263, 0.63%, VRDN, (Insd. by MBIA)	$85,015,000	$85,015,000
Delaware Cnty., OH Hlth. Care Facs. RB, The Centrum at Willowbrook Proj., Ser. 2007, 2.65%, VRDN, (LOC: Huntington Natl. Bank)	5,005,000	5,005,000
Escambia Cnty., FL Hlth. Facs. Auth. RRB, Azalea Trace, Inc. Proj., Ser. 2003-B, 0.90%,VRDN, (Insd. by Radian Asset Assurance, Inc. & LOC: Bank of America Corp.)	14,000,000	14,000,000
Florida RB, Lee Mem. Hlth. Sys. Proj., Ser. B, 0.55%, VRDN, (LOC: Bank of America Corp.)	19,100,000	19,100,000
Fulton Cnty., GA Dev Auth. RB, PFOTER, Ser. 512, 1.00%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,890,000	9,890,000
Geauga Cnty., OH RB, South Franklin Cir. Proj.:
Ser. A, 0.80%, VRDN, (LOC: Key Bank, NA)	45,250,000	45,250,000
Ser. B, 0.80%, VRDN, (LOC: Key Bank, NA)	33,100,000	33,100,000
Harris Cnty., TX Cultural Ed. Facs. RB, Texas Med. Ctr. Proj., Ser. A, 0.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,300,000	7,300,000
Harris Cnty., TX Hlth. Facs. RB:
Ser. 2008-A, 3.50%, VRDN, (Insd. by FSA & SPA: Dexia SA)	20,000,000	20,000,000
Ser. A-2, 0.55%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	11,000,000	11,000,000
Hialeah Gardens, FL Hlth. Facs. Auth. RB, ROC RR-II-R 11681, 0.69%, VRDN, (LOC: Citibank, NA)	7,680,000	7,680,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. C, 0.67%, VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 0.75%, VRDN, (LOC: Fifth Third Bancorp)	3,600,000	3,600,000
Illinois Fin. Auth. RB:
Centegra Hlth. Proj., 2.35%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	45,175,000	45,175,000
Children’s Hosp. Proj., Ser. 2008-1098, 1.02%, VRDN, (Insd. by Assured Gty. Corp. & LOC: Bank of America Corp.)	13,250,000	13,250,000
Elmhurst Mem. Healthcare, Ser. E, 2.02%, VRDN, (LOC: Fifth Third Bancorp)	16,000,000	16,000,000
Resurrection Hlth. Proj., Ser. C, 0.70%, VRDN, (LOC: LaSalle Bank, NA)	21,945,000	21,945,000
Illinois Hlth. Facs. Auth. RB:
Ingalls Hlth. Sys. Proj., 0.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	47,500,000	47,500,000
ROC-RR-II-R 401, 0.68%, VRDN, (Insd. by FHA & LOC: Citibank, NA)	7,870,000	7,870,000
Ser. F, 0.63%, VRDN, (Liq.: JPMorgan Chase & Co.)	16,000,000	16,000,000
Indiana Fin. Auth. RB, Trinity Hlth. Proj., Ser. D 2, 0.55%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	21,250,000	21,250,000
Indiana Hlth. Facs. Fin. Auth. RB, Deaconess Hosp. Proj., 2.02%, VRDN, (LOC: Fifth Third Bancorp)	2,400,000	2,400,000
Knox Cnty., TN Hlth. Edl. & Hsg. Facs. Board Hosp. RRB:
Covenant Hlth. Proj., Ser. B1, 0.90%, VRDN, (LOC: SunTrust Banks, Inc.)	15,000,000	15,000,000
Covenant Hlth.:
Ser. 2006-B4, 0.60%, VRDN, (SPA: SunTrust Banks, Inc.)	11,000,000	11,000,000
Ser. B2, 0.90%, VRDN, (SPA: SunTrust Banks, Inc.)	10,000,000	10,000,000
Lehigh Cnty., PA Gen. Purpose RB, Ser. 385, 1.33%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,640,000	15,640,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Louisiana Pub. Facs. Auth. RB, Commcare Corp. Proj., Ser. 2008-B, 0.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	$15,000,000	$15,000,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj., 0.65%, VRDN, (LOC: Bank of America Corp.)	1,089,000	1,089,000
Macon Trust Variable Cert., Ser. 2007-343, 0.72%, VRDN, (LOC: Bank of America Corp.)	27,388,000	27,388,000
Macon-Bibb Cnty., GA Hosp. Auth. RB, Central GA Hlth. Proj., 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	11,540,000	11,540,000
Missouri Hlth. & Edl. Facs. RB, Cox Hlth. Proj., Ser. C, 0.70%, VRDN, (LOC: Bank of America Corp.)	11,000,000	11,000,000
New Hampshire Hlth. & Edl. Facs. RB:
Catholic Med. Ctr. Proj., Ser. B, 3.00%, 04/22/2009, (Gtd. by Catholic Med. Ctr.)	7,000,000	7,005,728
Concord Hosp. Proj., Ser. D1, 3.00%, 04/22/2009, (Gtd. by Concord Hosp.)	3,090,000	3,092,528
North Carolina Healthcare Facs. Auth. RB:
Randolph Hosp. Proj., 0.60%, VRDN, (LOC: Bank of America Corp.)	14,000,000	14,000,000
Univ. Hlth. Sys. Proj.:
Ser. A1, 0.57%, VRDN, (LOC: Bank of America Corp.)	7,600,000	7,600,000
Ser. A2, 0.65%, VRDN, (LOC: Bank of America Corp.)	11,265,000	11,265,000
Wake Forest Univ. Proj., Ser. D, 0.60%, VRDN, (LOC: Bank of America Corp.)	10,535,000	10,535,000
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, Univ. Hlth. Sys. of Eastern Carolina, Ser. 2008-B-1, 0.55%, VRDN, (LOC: Bank of America Corp.)	4,900,000	4,900,000
North Carolina Med. Care Ctr. RB:
Baptist Hosp. Proj.:
Ser. B, 0.60%, VRDN, (LOC: RBC Bank, USA)	5,700,000	5,700,000
Ser. C, 0.60%, VRDN, (LOC: Branch Bank & Trust Co.)	5,700,000	5,700,000
Ser. 2006-1, 0.67%, VRDN, (LOC: SunTrust Banks, Inc.)	19,995,000	19,995,000
Orange Cnty., FL Hlth. Facs. Auth. RB:
0.63%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	101,000,000	101,000,000
Orlando Regl. Healthcare Proj., 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	8,965,000	8,965,000
Orange Cnty., FL. Hlth. Facs. Auth. RB, Orlando Hosp., Ser. D, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	15,000,000	15,000,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., Ser. 2001, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	14,245,000	14,245,000
Parma, OH Hosp. Impt. RB, Parma Cmnty. Gen. Hosp., Ser. A, 0.62%, VRDN, (Liq.: JPMorgan Chase & Co.)	12,100,000	12,100,000
Philadelphia, PA IDRB, PUTTER, Ser. 2133, 0.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	30,010,000	30,010,000
Pinellas Cnty., FL Hlth. Facs. Auth. RRB, Bayfront Hosp. Proj., Ser. 2006-A, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	8,300,000	8,300,000
Polk Cnty., FL IDA RB, Winter Haven Hosp Proj., Ser. A, 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	5,000,000	5,000,000
Quincy, IL RRB, Blessing Hosp. Proj., 0.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,400,000	5,400,000
South Broward, FL Hosp. Dist. RB, Solar Eclipse Proj., Ser. 2006-0043, 0.60%, VRDN, (LOC: US Bank)	5,000,000	5,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
South Carolina Jobs EDA Hosp. Facs. RB, Ser. 2009, 2.25%, 07/15/2009, (Liq.: Branch Bank & Trust)	$21,000,000	$21,019,579
St. Charles Cnty., MO RB, United Handicap Svcs., 0.77%, VRDN, (LOC: U.S. Bancorp)	4,560,000	4,560,000
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Texas Hlth. Resources Proj.:
Ser. D, 0.50%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,875,000	3,875,000
Ser. G, 0.50%, VRDN, (LOC: Bank of America Corp.)	5,375,000	5,375,000
Travis Cnty., TX Hlth. Facs. Dev. Corp. RB, Ascension Hlth. Credit Proj., Ser. A, 6.25%, 12/15/2009, (Insd. by MBIA)	11,140,000	11,757,031
Washington Healthcare Facs. Auth. RB, Adventist Hlth. Sys. Proj., 1.37%, VRDN, (LOC: Bank of New York Mellon Corp.)	700,000	700,000
White Cnty., IN Hosp. Assn. RB, 1.17%, VRDN, (LOC: Regions Finl. Corp.)	24,000,000	24,000,000
Wisconsin Hlth. & Edl. Facs. Auth. RB, Franciscan Sisters Proj., Ser. B, 1.60%, VRDN, (LOC: Marshall & Isley Bank)	11,835,000	11,835,000

		1,032,501,866

HOUSING 22.0%
Alaska Hsg. Fin. Corp. RB:
Ser. 2006-0022, 0.53%, VRDN, (LOC: US Bank)	14,825,000	14,871,088
Ser. A, 4.50%, VRDN, (Insd. by FSA & SPA: Dexia SA)	23,160,000	23,160,000
Alexandria, VA Redev. & Hsg. RB, PFOTER, Ser. C-2, 0.78%, VRDN, (SPA: Royal Bank of Canada)	18,395,000	18,395,000
Atlanta, GA Hsg. Auth. MHRB, Vlgs. at Carver Proj., 0.87%, VRDN, (LOC: SunTrust Banks, Inc.)	8,100,000	8,100,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., Ser. 1995, 0.62%, VRDN, (LOC: Harris Trust & Savings)	800,000	800,000
California CDA MHRRB, PUTTER, Ser. 2681, 0.92%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	7,300,000	7,300,000
California HFA Home Mtge. RB, Ser. J, 0.90%, VRDN, (Insd. by FSA & LOC: Lloyds TSB Group plc)	45,115,000	45,115,000
Clipper Tax-Exempt Cert. Trust COP RB:
Ser. 2005-03, 0.79%, VRDN, (Insd. by FSA & SPA: State Street Corp.) 144A	56,800,000	56,800,000
Ser. 2005-13, 0.79%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	14,474,000	14,474,000
Ser. 2005-30, 0.82%, VRDN, (LOC: State Street Corp.)	25,950,000	25,950,000
Ser. 2005-31, 0.82%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	27,175,000	27,175,000
Ser. 2006-02, 0.82%, VRDN, (SPA: State Street Corp.)	26,290,000	26,290,000
Ser. 2006-10, 0.82%, VRDN, (Gtd. by State Street Corp.)	2,765,000	2,765,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 1999-02, 0.82%, VRDN, (SPA: State Street Corp.)	6,048,945	6,048,945
Ser. 2004-10, 0.82%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	6,742,000	6,742,000
Ser. 2005-14, 0.82%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	20,578,000	20,578,000
Ser. 2006-06, 0.82%, VRDN, (Liq.: State Street Corp.)	22,392,000	22,392,000
Columbus, GA Hsg. Auth. MHRB, Eagles Trace Apts. Proj., 0.87%, VRDN, (LOC: SunTrust Banks, Inc.)	5,830,000	5,830,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Dakota Cnty., MN CDA RB, View Pointe Apts. Proj., Ser. 2007-A, 0.82%, VRDN, (Insd. by FNMA)	$8,000,000	$8,000,000
Dekalk Cnty., GA Hsg. Auth. RB, PFOTER, Orchard Walk Apts. Proj., Ser. 4584, 0.90%, VRDN, (Insd. by FHLMC)	10,295,000	10,295,000
District of Columbia HFA MHRB:
Fort Lincoln Garden Proj., Ser. A, 0.97%, VRDN, (LOC: SunTrust Banks, Inc.)	2,135,000	2,135,000
WDC I Ltd. Partners Dev. Proj., 0.87%, VRDN, (LOC: SunTrust Banks, Inc.)	7,820,000	7,820,000
District of Columbia HFA RB, PFOTER:
Carver Sr. Apts. Proj., Ser. 4566, 0.90%, VRDN, (Insd. by FHLMC)	8,560,000	8,560,000
Galen Terrace Proj., Ser. 4568, 0.90%, VRDN, (Insd. by FHLMC)	4,400,000	4,400,000
Ser. 4275, 0.88%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	12,995,000	12,995,000
Duval Cnty., FL MHRB, Camri Green Apts., 0.75%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
FHLMC MHRB:
Ser. M001, Class A, 0.82%, VRDN, (Insd. by & Liq.: FHLMC)	30,919,245	30,919,245
Ser. M002, Class A, 0.82%, VRDN, (Insd. by FHLMC)	4,449,773	4,449,773
Ser. M008, Class A, 0.82%, VRDN, (Insd. by FHLMC)	20,791,959	20,791,959
Ser. M020, Class A, 0.72%, VRDN, (Gtd. by FHLMC)	27,837,000	27,837,000
Florida HFA RB, Vizcaya Villas Proj., Ser. 1996-M, 0.80%, VRDN, (Insd. by FHA & SPA: Royal Bank of Canada)	5,840,000	5,840,000
Greene Cnty., MO IDRB, Stasbourg Estates Proj., 0.74%, VRDN, (LOC: U.S. Bancorp)	2,160,000	2,160,000
Houston, TX Hsg. Fin. Corp. RB, PFOTER:
Kensington Place Apts., Ser. 2004, 0.90%, VRDN, (Insd. by FHLMC)	12,240,000	12,240,000
Sterlingshire Apts. Proj., Ser. 2003 A-1, 0.90%, VRDN, (Insd. by FHLMC)	5,910,000	5,910,000
Illinois HDA RB:
Florida House Proj., Ser. C, 0.78%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,500,000	5,500,000
Larkin Vlg. Proj., Ser. A, 0.78%, VRDN, (Liq.: JPMorgan Chase & Co.)	14,170,000	14,170,000
Indianapolis, IN MHRB, Forest Ridge Apts. Proj., Ser. A, 0.75%, VRDN, (LOC: Citizens Bank)	8,900,000	8,900,000
Kentucky Hsg. Corp. RB, Ser. L, 0.85%, VRDN, (SPA: BNP Paribas SA)	7,100,000	7,100,000
Los Angeles, CA Cmnty. Redev. Agcy. MHRB, Second & Central Apts. Proj., Ser. A, 0.53%, VRDN, (LOC: HSBC Bank USA, NA)	16,300,000	16,300,000
Louisiana HFA MHRB:
Arbor Place Apts. Proj., Ser. 2008, 0.77%, VRDN, (Insd. by FHLMC)	8,440,000	8,440,000
PFOTER, The Crossing Apts. Proj., Ser. 2006-4572, 0.90%, VRDN, (Insd. by FHLMC)	7,420,000	7,420,000
Macon Trust Pooled Cert. RB, Ser. 1997, 0.92%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	6,465,000	6,465,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., Ser. 1995, 0.87%, VRDN, (LOC: SunTrust Banks, Inc.)	167,000	167,000
Maricopa Cnty., AZ MHRB, Desert Eagles Estate Proj., Ser. 2003A-1, 0.90%, VRDN, (Insd. by FHLMC)	9,735,000	9,735,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 0.62%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 2.46%, VRDN, (LOC: Fifth Third Bancorp)	7,505,000	7,505,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
0.84%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$45,240,000	$45,240,000
0.89%, VRDN, (Insd. by FHLMC)	23,830,000	23,830,000
0.89%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	56,740,000	56,740,000
Class C, 0.82%, VRDN, (SPA: Lloyds TSB Group plc)	48,485,000	48,485,000
Ser. 564, 0.87%, VRDN, (LOC: Lloyds TSB Group plc & Liq.: Merrill Lynch & Co., Inc.)	82,870,000	82,870,000
Metropolitan Govt. of Nashville & Davidson Cnty., TN Hlth. & Hsg. Auth. RB, Hickory Creek Apts. Proj., 1.21%, VRDN, (LOC: Fifth Third Bancorp)	10,000,000	10,000,000
Michigan Hsg. Dev. Auth. RB, Ltd. Oblig. Hsg. Canterbury Proj., Ser. A, 0.90%, VRDN, (LOC: LaSalle Bank, NA)	9,500,000	9,500,000
Minnesota Bond Securitization Trust RB:
0.87%, VRDN, (LOC: LaSalle Bank, NA)	5,415,000	5,415,000
Ser. S1, 0.87%, VRDN, (LOC: LaSalle Bank, NA)	3,205,000	3,205,000
Ser. S2, 0.87%, VRDN, (LOC: LaSalle Bank, NA)	3,320,000	3,320,000
Minnesota HFA RB, Residential Hsg. Fin. Proj., Ser. C, 0.70%, VRDN, (Gtd. by Minnesota HFA)	8,000,000	8,000,000
Monroe Cnty., NY IDA RB, Urban Focus, LP Proj., Ser. 2007, 0.87%, VRDN, (Insd. by FHLMC)	2,425,000	2,425,000
MuniMae Trust RB, 0.99%, VRDN, (Insd. by FHLMC & Liq.: Merrill Lynch & Co., Inc.)	6,755,000	6,755,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., Ser. 1985-A, 1.61%, VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
New York HFA RB:
Archstone Westbury Hsg., Ser. 2004-A, 0.68%, VRDN, (LOC: Bank of America Corp.)	2,700,000	2,700,000
Ser. L, 0.50%, VRDN, (LOC: Bank of America Corp.)	8,250,000	8,250,000
Ser. M-1, 0.50%, VRDN, (LOC: Bank of America Corp.)	7,850,000	7,850,000
New York Mtge. Agcy. Homeowner RB:
ROC RR-II-R 11700, 0.79%, VRDN, (Liq.: Citibank, NA)	6,810,000	6,810,000
ROC RR-II-R 11703, 0.76%, VRDN, (Liq.: Citibank, NA)	7,400,000	7,400,000
Ser. 135, 1.75%, VRDN, (SPA: Dexia SA)	19,900,000	19,900,000
Ser. 147, 1.60%, VRDN, (SPA: Dexia SA)	25,000,000	25,000,000
Ser. 150, 1.25%, VRDN, (SPA: Dexia SA)	49,200,000	49,200,000
New York, NY Hsg. Dev. Corp. MHRB:
100 Jane Street Proj., Ser. A, 0.60%, VRDN, (Insd. by FNMA)	9,500,000	9,500,000
ROC RR-II-R 11699, 0.78%, VRDN, (Liq.: Citibank, NA)	6,325,000	6,325,000
Ser. 2008-A-1-A, 1.20%, VRDN, (SPA: Dexia SA)	39,210,000	39,210,000
Ser. 2008-A-1-B, 0.63%, VRDN, (LOC: JPMorgan Chase & Co.)	13,900,000	13,900,000
Ser. J-1, 0.63%, VRDN, (Liq.: JPMorgan Chase & Co.)	13,040,000	13,040,000
New York, NY SFHRB, Ser. 132, 1.30%, VRDN, (SPA: Dexia SA)	30,000,000	30,000,000
Ohio HFA MHRB, Shannon Glen Apts. Proj., 0.80%, VRDN, (Insd. by FNMA & Liq.: JPMorgan Chase & Co.)	11,800,000	11,800,000
Orange Cnty., FL HFA MHRB, Landings on Millenia Blvd. Apts. Proj., Ser. 2002-A, 0.90%, VRDN, (Insd. by FNMA)	6,910,000	6,910,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Palm Beach, FL Muni Mae Finl. MHRB, Ser. B, Class A, 0.92%, VRDN, (LOC: SunTrust Banks, Inc.)	$645,000	$645,000
Pennsylvania HFA RB, Ser. 95-C, 2.25%, VRDN, (SPA: Dexia SA)	67,930,000	67,930,000
Pennsylvania HFA SFHRB:
Ser. 2007-98C, 2.25%, VRDN, (SPA: Dexia SA)	34,955,000	34,955,000
Ser. 2008-C, 0.65%, VRDN, (LOC: Bank of America Corp.)	9,535,000	9,535,000
Ser. 93-B, 2.25%, VRDN, (SPA: Dexia SA)	32,220,000	32,220,000
San Antonio, TX Hsg. Fin. Corp. RB, PFOTER, Rosemont at Pleasanton Apts. Proj., Ser. 2005, 0.90%, VRDN, (Insd. by FHLMC)	13,015,000	13,015,000
South Carolina Hsg. Fin. & Dev. Auth. MHRB:
Cedarwood Apts. Proj., 0.87%, VRDN, (LOC: SunTrust Banks, Inc.)	8,020,000	8,020,000
Rental City Heights Proj., Ser.A 1, 0.87%,VRDN, (LOC: SunTrust Banks, Inc.)	5,620,000	5,620,000
South Carolina Hsg. Fin. & Dev. Auth. RB, PFOTER, Wyndham Pointe Apts. Proj., 0.90%, VRDN, (Insd. by FHLMC)	9,395,000	9,395,000
South Dakota Hsg. Dev. Auth. RB:
Ser. C, 0.72%, VRDN, (SPA: South Dakota HDA)	20,800,000	20,800,000
Ser. F, 0.77%, VRDN, (Insd. by FHLMC)	34,000,000	34,000,000
St. Anthony, MN MHRB, Landings Silver Lake Proj.:
Ser. 2004-A, 0.77%, VRDN, (LOC: LaSalle Bank, NA)	13,000,000	13,000,000
Ser. 2007, 0.77%, VRDN, (LOC: LaSalle Bank, NA)	1,400,000	1,400,000
Stamford, CT Hsg. Auth. MHRB, Fairfield Apt. Proj., 0.63%, VRDN, (LOC: Bank of America Corp.)	11,900,000	11,900,000
Texas Dept. of Hsg. RB, PFOTER, Providence at Rush Creek II Apts., Ser. 2004, 0.90%, VRDN, (Insd. by FHLMC)	8,750,000	8,750,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 2.96%, VRDN, (Insd. by FSA & SPA: Societe Generale)	15,210,000	15,210,000
Wisconsin Hsg. & EDRB:
Ser. B, 1.13%, VRDN, (LOC: State Street Corp.)	8,505,000	8,505,000
Ser. C, 0.78%, VRDN, (LOC: Lloyds TSB Group plc)	12,680,000	12,680,000
Ser. D, 2.75%, VRDN, (SPA: Dexia Credit Local)	95,520,000	95,520,000

		1,571,611,010

INDUSTRIAL DEVELOPMENT REVENUE 5.6%
Adams Cnty., CO IDRB, Trustile Doors, Inc. Proj., Ser. 1999A, 1.45%, VRDN, (LOC: KeyCorp)	1,975,000	1,975,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 0.60%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,337,000	3,337,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 0.90%, VRDN, (LOC: Bank of America Corp.)	2,905,000	2,905,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 1.02%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 0.92%, VRDN, (LOC: Bank of America Corp.)	1,550,000	1,550,000
Ascension Parish, LA RB, BASF Corp Proj., 1.45%, VRDN, (LOC: Premier Bank N.A.)	2,300,000	2,300,000
Berkeley Cnty., SC IDRB, Amoco Oil Co. Proj., Ser. 1997, 0.52%, VRDN, (Gtd. by BP plc)	750,000	750,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Boyden, IA IDRB, Dethmers Manufacturing Proj., 1.02%, VRDN, (LOC: U.S. Bancorp)	$2,000,000	$2,000,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Waste Svcs. Proj., 0.90%, VRDN, (LOC: Bank of America Corp.)	7,000,000	7,000,000
Bremen, IN IDRB:
Digger Specialties, Inc. Proj., 1.45%, VRDN, (LOC: KeyCorp)	1,170,000	1,170,000
Universal Bearings, Inc. Proj., 1.35%, VRDN, (LOC: KeyCorp)	1,915,000	1,915,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 0.78%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 0.84%, VRDN, (LOC: Associated Banc-Corp.)	1,750,000	1,750,000
Calcasieu Parish, LA IDRB, Hydroserve Westlake Proj., 0.78%, VRDN, (LOC: Bank One)	5,100,000	5,100,000
Carroll Cnty., KY Solid Waste Disposal RB, Celotex Corp. Proj., 1.25%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 1.45%, VRDN, (LOC: KeyCorp)	1,075,000	1,075,000
Chattanooga, TN Indl. Dev. Board RB, Metro. Chattanooga YMCA Proj., 0.62%, VRDN, (LOC: SunTrust Banks, Inc.)	8,200,000	8,200,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 0.87%, VRDN, (LOC: LaSalle Bank, NA)	1,295,000	1,295,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 1.02%, VRDN, (LOC: Wells Fargo & Co.)	190,000	190,000
Colorado HFA IDRB, Worldwest, LLP Proj., Ser. 1999-A, 1.15%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Dallam Cnty., TX Indl. Dev. Econ. RB, Hilmar Cheese Co., Inc. Proj., Ser. 2007, 1.02%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
De Pere, WI IDRB, Cleaning Sys., Inc., 1.00%, VRDN, (LOC: Marshall & Isley Bank)	1,225,000	1,225,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 0.92%, VRDN, (SPA: Societe Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 1.07%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	1,605,000	1,605,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 1.70%, VRDN, (LOC: SunTrust Banks, Inc.)	1,020,000	1,020,000
Repco Equipment Leasing Proj., 0.97%, VRDN, (LOC: SunTrust Banks, Inc.)	600,000	600,000
Serigraphic Arts, Inc. Proj., 0.97%, VRDN, (LOC: SunTrust Banks, Inc.)	595,000	595,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., Ser. 1999, 1.21%, VRDN, (LOC: Associated Bank NA)	1,525,000	1,525,000
Frankfort, IN EDRB, Gen. Seating of America Proj., Ser. 1997, 1.78%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	575,000	575,000
Gary, IN EDRB, Grant Street Proj., 1.07%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 1.07%, VRDN, (LOC: Bank of America Corp.)	3,630,000	3,630,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 1.02%, VRDN, (LOC: Branch Bank & Trust Co.)	3,655,000	3,655,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 0.83%, VRDN, (LOC: Wells Fargo & Co.)	1,320,000	1,320,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 1.15%, VRDN, (LOC: Associated Banc-Corp.)	$4,500,000	$4,500,000
Hutchinson Cnty., SD IDRB, Dakota Plains, LLC, 1.07%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB:
Kris & Dee Associates, Inc. Proj., 0.97%, VRDN, (LOC: LaSalle Bank, NA)	640,000	640,000
Toyal America, Inc. Proj., 1.20%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	6,000,000	6,000,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 1.78%, VRDN, (LOC: Bank One)	1,825,000	1,825,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 0.86%, VRDN, (LOC: U.S. Bancorp)	1,100,000	1,100,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 0.83%, VRDN, (LOC: Wells Fargo & Co.)	5,100,000	5,100,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 1.02%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 0.73%, VRDN, (Gtd. by Honeywell Intl.)	6,815,000	6,815,000
Louisiana Pub. Facs. Auth. RB, Dynamic Fuels, LLC Proj., 0.56%, VRDN, (LOC: SunTrust Banks, Inc.)	10,000,000	10,000,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 0.88%, VRDN, (LOC: Bank of North Dakota)	3,160,000	3,160,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 1.21%, VRDN, (LOC: Associated Banc-Corp.)	300,000	300,000
Manitowoc Tool & Machining Proj., 1.21%, VRDN, (LOC: Associated Banc-Corp.)	600,000	600,000
Maricopa Cnty., AZ IDA RB, Valley of the Sun YMCA Proj., 0.60%, VRDN, (LOC: US Bank)	7,500,000	7,500,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 1.07%, VRDN, (Coll.: Bay Hypo Und Vereinsbank AG)	1,475,000	1,475,000
Maryland Indl. Dev. Fin. Auth. EDRB, Foodswing Proj., Ser. 2008, 0.90%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
Massachusetts Indl. Dev. Fin. Agcy. RB, Unilock New York Proj., 1.63%, VRDN, (LOC: Bank One)	2,800,000	2,800,000
Memphis-Shelby Cnty.,TN IDRB, Nucor Steel Memphis, Inc. Proj., 1.40%,VRDN, (Gtd. by Nucor)	28,000,000	28,000,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 0.87%, VRDN, (LOC: U.S. Bancorp)	1,760,000	1,760,000
Metropolitan Pier & Exposition Auth. RB, Ser. 2796, 0.97%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	20,030,000	20,030,000
Miami Dade Cnty., FL IDRB, United Way Miami Dade, Inc. Proj., 1.17%, VRDN, (LOC: Regions Bank)	16,000,000	16,000,000
Miami-Dade Cnty., FL IDA RB:
Friends of Lubavitch Proj., 1.07%, VRDN, (LOC: Union Planters Bank)	8,000,000	8,000,000
Tarmac America Proj., 0.90%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI Redev. Auth. RB, Palermo Villa, Inc. Proj., Ser. A, 1.00%, VRDN, (LOC: U.S. Bancorp)	2,350,000	2,350,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC, 1.07%, VRDN, (SPA: BNP Paribas SA)	$2,790,000	$2,790,000
New Hampshire Business Fin. Auth. IDRB, Monadnock Econ. Dev. & Precitech Proj., 1.35%, VRDN, (LOC: KeyCorp)	2,595,000	2,595,000
Ohio Air Quality Dev. Auth. Exempt Facs. RB, Andersons Marathon Ethanol Proj., Ser. 2007, 0.80%, VRDN, (LOC: CoBank)	49,500,000	49,500,000
Oregon EDRB:
Beef Northwest Feeders Proj., 1.07%, VRDN, (LOC: Bank of America Corp.)	2,050,000	2,050,000
Behlen Manufacturing Co. Proj., 0.92%, VRDN, (LOC: LaSalle Bank, NA)	5,500,000	5,500,000
Osage City, KS IDRB, Norseman Plastics Proj., 1.02%, VRDN, (SPA: Bank of Montreal)	3,200,000	3,200,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 0.92%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, BASF Corp. Proj., 1.45%, VRDN, (Gtd. by BASF Corp.)	12,900,000	12,900,000
Port Bellingham, WA IDRB, Bakerview Proj., 1.35%, VRDN, (LOC: KeyCorp)	2,100,000	2,100,000
Portland, OR Spl. Oblig. RB, Horizon Air Inds., Inc. Proj., Ser. 1997, 0.65%, VRDN, (LOC: Bank of America Corp.)	15,530,000	15,530,000
Rhode Island Indl. Facs. Corp. IDRB, Calise & Sons Bakery Proj., 0.90%, VRDN, (LOC: Citizens Bank)	3,635,000	3,635,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 1.00%, VRDN, (LOC: U.S. Bancorp)	1,200,000	1,200,000
South Carolina Jobs EDA RB, Ortec, Inc. Proj., Ser. B, 0.95%, VRDN, (LOC: Bank of America Corp.)	1,300,000	1,300,000
Southwestern Illinois IDRB, Mattingly Lumber Proj., Ser. 2005-A, 0.67%, VRDN, (LOC: US Bank)	3,080,000	3,080,000
Stafford Cnty., VA RB, Eclipse Funding Tr. Proj., 0.53%, VRDN, (LOC: US Bank NA)	11,460,000	11,460,000
Staunton, VA Indl. Dev. Auth. RB, Specialty Blades, Inc. Proj., 0.87%, VRDN, (LOC: SunTrust Banks, Inc.)	7,650,000	7,650,000
Traill Cnty., ND Solid Waste RB, American Crystal Sugar Co., 1.17%, VRDN, (SPA: BNP Paribas SA)	3,580,000	3,580,000
Tuscaloosa Cnty., AL IDRB, Nucor Corp. Proj., 1.40%, VRDN, (Gtd. by Nucor Corp.)	6,700,000	6,700,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 0.77%, VRDN, (LOC: Bank of America Corp.)	9,000,000	9,000,000
Valdez, AK Marine Terminal RB, Exxon Pipeline Co. Proj., 0.30%, VRDN, (Gtd. by ExxonMobil Corp.)	5,060,000	5,060,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 1.35%, VRDN, (LOC: AmSouth Bancorp)	3,375,000	3,375,000
Washington EDFA RB, Royal Ridge Fruit Proj., 1.07%, VRDN, (LOC: Bank of America Corp.)	3,045,000	3,045,000
West Bend, WI IDRB, Bestech Tool Corp. Proj., Ser. A, 1.00%, VRDN, (LOC: U.S. Bancorp)	1,060,000	1,060,000
Will Cnty., IL IDRB, Amoco Chemical Co. Proj., Ser. 1995, 0.52%, VRDN, (Gtd. by BP plc)	675,000	675,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 1.12%, VRDN, (LOC: Northern Trust Corp.)	1,000,000	1,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., Ser. 1996, 1.12%, VRDN, (LOC: Bank of the West)	$620,000	$620,000
Michelsen Packaging Co. Proj., 0.95%, VRDN, (LOC: Bank of America Corp.)	600,000	600,000

		397,047,000

LEASE 0.7%
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-10, 0.77%, VRDN, (SPA: State Street Corp.)	8,795,000	8,795,000
Missouri Dev. Fin. Board of Cultural Facs. IDRB, Cook Composites Co. Proj., Ser. A, 0.55%, VRDN, (LOC: Bank of America Corp.)	20,000,000	20,000,000
Riverside Cnty., CA Asset Leasing Corp. RB, Southwest Justice Proj., Ser. A, 0.39%, VRDN, (LOC: Union Bank of California)	17,000,000	17,000,000
Trimble Cnty., KY Assn. of Cntys. Leasing Trust RB, Ser. A, 0.60%, VRDN, (LOC: US Bank)	5,000,000	5,000,000

		50,795,000

MISCELLANEOUS REVENUE 18.1%
ABAG Fin. Auth. For Nonprofit Corps. RB, Zoological Society of San Diego, 0.40%, VRDN, (LOC: Bank of America Corp.)	33,510,000	33,510,000
Atlanta, GA Dev. Auth. RB, Georgia Aquarium, Inc. Proj., 0.62%, VRDN, (LOC: SunTrust Banks, Inc.)	10,000,000	10,000,000
Bad River Band Lake Superior Wisconsin RB, Native Lands Acquisitions Proj., 0.90%, VRDN, (LOC: Associated Banc-Corp.)	3,990,000	3,990,000
BB&T Muni. Trust RB:
Ser. 1036, 0.84%, VRDN, (LOC: Branch Bank & Trust Co.)	13,515,000	13,515,000
Ser. 5000, 0.82%, VRDN, (SPA: Rabobank Intl.)	21,552,542	21,552,542
Ser. 5001, 0.82%, VRDN, (SPA: Rabobank Intl.)	25,000,000	25,000,000
Ser. 5003, 1.02%, VRDN, (SPA: Rabobank Intl.)	58,727,982	58,727,982
Citizens Property Insurance Corp. Florida Rev. Notes, Ser. 2008-A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	341,100,000	341,922,193
Clarksville, TN Pub. Bldg. Auth. RB:
0.60%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
0.65%, VRDN, (LOC: Bank of America Corp.)	2,225,000	2,225,000
Murfreesboro Lane Proj., 0.62%, VRDN, (LOC: SunTrust Banks, Inc.)	12,010,000	12,010,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2004-04, 0.77%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-05, 0.77%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2006-4, 0.70%, VRDN, (SPA: State Street Corp.)	4,420,000	4,420,000
Ser. 2007-01, 0.72%, VRDN, (Liq.: by State Street Corp.)	30,000,000	30,000,000
Ser. 2007-02, 0.72%, VRDN, (Gtd. by State Street Corp.)	26,140,000	26,140,000
Ser. 2007-03, 0.77%, VRDN, (Gtd. by State Street Corp.)	20,000,000	20,000,000
Ser. 2007-14, 0.82%, VRDN, (Gtd. by State Street Corp.)	16,210,000	16,210,000
Ser. 2007-26, 0.72%, VRDN, (Liq.: State Street Corp.)	95,568,000	95,568,000
Ser. 2007-32, 0.77%, VRDN, (Liq.: State Street Corp.)	18,960,000	18,960,000
Ser. 2007-34, 0.77%, VRDN, (Gtd. by State Street Corp. & Insd. by AMBAC)	9,995,000	9,995,000
Ser. 2007-40, 0.82%, VRDN, (Gtd. by State Street Corp. & Insd. by FNMA & GNMA) 144A	32,312,000	32,312,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2007-42, 0.72%, VRDN, (Gtd. by State Street Corp.) 144A	$60,425,000	$60,425,000
Ser. 2007-44, 0.72%, VRDN, (Gtd. by State Street Corp.)	28,780,000	28,780,000
Dallas, TX Performing Arts Cultural Facs. Corp. RB, Dallas Arts Ctr. Foundation, Ser. B, 0.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,225,000	11,225,000
Delaware EDA IDRB, Delaware Clean Power Proj., Ser. 1997-D, 0.85%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,000,000	10,000,000
Erie Cnty., NY IDA Sch. Facs. RB, Ser. 2946, 0.97%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	10,710,000	10,710,000
Florida RB, Drivers Trust, Ser. 3251, 0.60%,VRDN, (Liq.: JPMorgan Chase & Co.)	4,770,000	4,770,000
Fulton Cnty., GA Dev. Auth. RB, Schenck Sch. Inc. Proj., 0.62%, VRDN, (LOC: SunTrust Banks, Inc.)	7,000,000	7,000,000
Fulton Cnty., GA Facs. Corp. COP, ROC RR-II-R 12148, 1.18%, VRDN, (Insd. by FSA & Liq.: Citibank, NA)	14,335,000	14,335,000
Gulf Coast of Texas IDA Env. Facs. RB, Citgo Petroleum Corp. Proj., Ser. 2001, 0.54%, VRDN, (LOC: Bank of New York Mellon Corp.)	7,600,000	7,600,000
Gulf Coast of Texas Waste Disposal Auth. PCRB, Amoco Oil Co. Proj., Ser. 1994, 0.52%, VRDN, (Gtd. by BP plc)	460,000	460,000
Harris Cnty., TX Indl. Dev. Corp. PCRB, Exxon Proj. 1984, Ser. A, 0.30%, VRDN, (Gtd. by ExxonMobil)	7,900,000	7,900,000
Indiana Bond Bank Advance Funding Program Notes, Ser. 2009-A, 2.00%, 01/05/2010, (LOC: JPMorgan Chase Bank)	100,000,000	100,753,018
Issaquah, WA Cmnty. Properties RB, Ser. A, 0.73%, VRDN, (LOC: Bank of America Corp.)	32,500,000	32,500,000
Kansas City,. MO RRB, H. Roe Bartle Convention Ctr. Proj., Ser. 2008 F, 1.12%, VRDN, (SPA: Dexia SA)	2,400,000	2,400,000
Lincoln Cnty., WY PCRB, Exxon Proj., Ser. 1984D, 0.30%, VRDN, (Gtd. by Exxon Mobil Corp.)	700,000	700,000
Louisiana Pub. Facs. Auth. RB, Ser. 4000, 0.78%, VRDN, (LOC: Branch Bank & Trust Co.)	2,005,000	2,005,000
Massachusetts Dev. Fin. Agcy. RB, Macon Trust, Ser. 2007-343, 0.78%, VRDN, (LOC: Bank of America Corp.)	47,000,000	47,000,000
Mississippi Business Fin. Corp. RB, Jackson Med. Mall Foundation Proj., Ser. 2008-A, 0.63%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,195,000	5,195,000
Mississippi Dev. Bank RB, Mississippi Convention Ctr. Proj., 1.17%, VRDN, (LOC: Regions Bank)	14,445,000	14,445,000
Nevada Dept. of Business RB, LVE Energy Partners, LLC Proj., 0.78%, VRDN, (LOC: Sumitomo Bank)	13,100,000	13,100,000
Obetz, OH BAN RB, Centerpoint Impt. Proj., Ser. 2007, 2.70%, VRDN, (LOC: Huntington Natl. Bank)	5,735,000	5,735,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., Ser. B, 0.63%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Orange Cnty., FL IDA RB, Catholic Charities Ctr. Proj., 0.60%, VRDN, (LOC: SunTrust Banks, Inc.)	21,200,000	21,200,000
Phoenix, AZ Civic Impt. Corp. RB, PFOTER, Ser. PZ-284, 0.72%, VRDN, (Insd. by BHAC & Liq.: Merrill Lynch & Co., Inc.)	1,630,000	1,630,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Port Arthur, TX Navigation Dist. Env. Facs. RB:
BASF Corp. Proj., Class A, 2.00%, VRDN, (Liq.: BASF Corp.)	$15,000,000	$15,000,000
Fina Oil & Chemical Co. Proj., Ser. B, 0.77%,VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Motiva Enterprises Proj., Ser. 2008, 1.12%, VRDN, (Gtd. by Motiva Enterprises, LLC)	12,000,000	12,000,000
Vail, CO Property Tax RB, Solaris Metro. Dist. Proj., Ser. 2008, 1.17%, VRDN, (LOC: Key Bank, NA)	5,615,000	5,615,000
Valdez, AK Marine Terminal RB, ExxonMobil Proj., Ser. 2001, 0.30%, VRDN, (Gtd. by ExxonMobil Corp.)	8,200,000	8,200,000

		1,287,440,735

PORT AUTHORITY 0.1%
Chicago, IL IDRB, Federal Marine Terminal Proj., 0.77%, VRDN, (LOC: LaSalle Bank, NA)	4,200,000	4,200,000
Georgia Port Auth. RB, Colonel Island Terminal Proj., Ser. 2002, 0.87%, VRDN, (LOC: SunTrust Banks, Inc.)	3,510,000	3,510,000

		7,710,000

PUBLIC FACILITIES 0.8%
Indianapolis, IN Local Pub. Impt. RB, Ser. B, 0.78%, VRDN, (LOC: Bank of New York Mellon Corp.)	14,000,000	14,000,000
Orange Cnty., FL Sch. Board COP, Ser. 2008-C, 0.54%, VRDN, (LOC: SunTrust Banks, Inc.)	11,700,000	11,700,000
Palm Beach Cnty., FL Refunding COP RB, PFOTER, Ser. 2007-4070, 0.93%, VRDN, (Insd. by Assured Gty. Corp. & Liq.: Merrill Lynch & Co., Inc.)	15,725,000	15,725,000
Palm Beach Cnty., FL Sch. Board RB, Eagle-20070021 Class A, 1.05%, VRDN, (SPA: Bayerische Landesbanken)	10,985,000	10,985,000
Stafford Cnty., VA EDRB, Ser. 2635, 0.82%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,150,000	2,150,000

		54,560,000

RESOURCE RECOVERY 1.3%
Michigan Solid Waste Disposal RB, L’Anse Warden Co. Proj., Ser. 2008, 0.95%, VRDN, (LOC: Standard Chartered plc)	19,215,000	19,215,000
Port Arthur, TX Dist. Env. Facs. RRB, Motiva Enterprises, Ser. 2008-B, 0.82%, VRDN, (Gtd. by Motiva Enterprises, LLC)	26,800,000	26,800,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Motiva Enterprises Proj., Ser. A, 0.85%, VRDN, (Liq.: JPMorgan Chase & Co.)	33,300,000	33,300,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj.:
1.12%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	8,600,000	8,600,000
Ser. 1998, 1.12%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		92,915,000

SOLID WASTE 3.2%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 0.92%, VRDN, (LOC: Compass Bancshares, Inc.)	7,230,000	7,230,000
Hammond, IN Sewer & Solid Waste RRB, Cargill, Inc. Proj., 0.92%, VRDN, (Gtd. by Cargill, Inc.)	6,500,000	6,500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SOLID WASTE continued
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining, Ltd. Proj., Ser. 2004-A, 1.00%, VRDN	$65,500,000	$65,500,000
Indiana Dev. Fin. Auth. Env. RB, Republic Svcs., Inc. Proj., Ser. 2001, 0.70%, VRDN, (LOC: SunTrust Banks, Inc.)	7,600,000	7,600,000
Montgomery Cnty., NC Indl. Facs. & Pollution Control Fin. Auth. RB, Republic Svcs. Proj., 0.70%, VRDN, (LOC: SunTrust Banks, Inc.)	9,900,000	9,900,000
New York Environmental Facs. RB, Waste Mgmt., Inc. Proj., Ser. 2002-B, 0.90%, VRDN, (Liq.: JPMorgan Chase & Co.)	22,070,000	22,070,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.:
1.07%, VRDN, (Gtd. by Flint Hills Resources)	20,000,000	20,000,000
Ser. 2002-A, 0.97%, VRDN, (Gtd. by Flint Hills Resources)	48,500,000	48,500,000
Ser. 2006, 1.07%, VRDN, (Gtd. by Flint Hills Resources)	10,500,000	10,500,000
Ser. 2007, 1.07%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Ser. B, 0.82%, VRDN, (Gtd. by Flint Hills Resources)	11,700,000	11,700,000
Wayne Cnty., GA Dev. Auth. Solid Waste Disposal RB, 0.86%, VRDN, (LOC: SunTrust Banks, Inc.)	5,800,000	5,800,000
Winder Barrow Cnty., GA Solid Waste Disposal RB, Republic Svcs., Inc. Proj., 0.87%, VRDN, (LOC: SunTrust Banks, Inc.)	6,000,000	6,000,000

		228,800,000

SPECIAL TAX 1.9%
Austin, TX RB, Hotel Occupancy Tax Sub Lien, Ser. A, 2.75%, VRDN, (SPA: Dexia SA)	6,260,000	6,260,000
Bay County, FL Sales Tax RB, Solar Eclipse Proj., Ser. 2006-0103, 0.60%, VRDN, (LOC: U.S. Bancorp)	13,025,000	13,025,000
Dallas, TX Area Rapid Trans. Macon Variable Cert. RB, Ser. 2007-326, 1.67%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	4,305,000	4,305,000
Denver, CO Urban Renewal Tax RB, Downtown Denver, Ser. B, 0.62%, VRDN, (LOC: Compass Bank)	11,050,000	11,050,000
Hendricks Cnty., IN RB, Heartland Crossing Proj., Ser. A, 2.70%, VRDN, (LOC: Huntington Natl. Bank)	3,495,000	3,495,000
Louisiana Gas & Fuels RB, ROC-RR-II-R 661, 1.06%, VRDN, (Insd. by FSA & Liq.: Citibank, NA)	17,845,000	17,845,000
Metropolitan Pier & Expo. Auth. RB:
Ser. 442, 0.64%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	15,640,000	15,640,000
Ser. DB-623, 0.62%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	5,400,000	5,400,000
Miami-Dade Cnty., FL RB, Ser. DBE-538, 0.62%, VRDN, (SPA: Deutsche Bank AG)	2,245,000	2,245,000
Puerto Rico RRB, PFOTER, Ser. 267, 3.08%, VRDN, (SPA: Dexia SA)	14,202,000	14,202,000
Scottsdale, AZ Muni. Property Corp. Excise Tax RB, PFOTER, Ser. 1523, 0.67%, VRDN, (SPA: Rabobank Neder)	13,048,500	13,048,500
South Carolina Trans. Infrastructure RB, Ser. 1283, 0.75%, VRDN, (Insd. by AMBAC)	8,675,000	8,675,000
St. John’s Cnty., FL RB, ROC-RR-II-R 755PB, 0.85%, VRDN, (SPA: Deutsche Bank AG)	12,250,000	12,250,000
Timnath, CO Dev. Auth. RB, Tax Increment, Ser. 2007, 0.67%, VRDN, (LOC: Compass Bancshares, Inc.)	6,675,000	6,675,000

		134,115,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
STUDENT LOAN 0.3%
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RB, Ser. 1999-A, 2.50%, VRDN, (Insd. by AMBAC & SPA: Morgan Stanley)	$21,300,000	$21,300,000

TOBACCO REVENUE 0.5%
Alaska Tobacco Settlement Northern Tobacco Securitization Corp. RB, PFOTER, 1.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	38,735,000	38,735,000

TRANSPORTATION 1.1%
Bay Area Toll Auth. RB, California Toll Bridge Proj., 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	38,440,000	38,440,000
Massachusetts Turnpike Auth. MSTR, Ser. 28, 0.66%, VRDN, (SPA: Societe Generale)	16,665,000	16,665,000
New Jersey TTFA RB, Ser. 038, 0.62%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	250,000	250,000
Triborough Bridge & Tunnel Auth. RRB, Ser. 2000-AB, 1.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	22,885,000	22,885,000

		78,240,000

UTILITY 4.8%
Brownsville, TX Util. Sys. RB, Ser. DBE-533, 0.62%, VRDN, (SPA: Deutsche Bank AG)	3,575,000	3,575,000
California PCRB, Pacific Gas & Elec. Proj., Ser. 97-B, 0.54%, VRDN, (LOC: JPMorgan Chase & Co.)	850,000	850,000
Cohasset, MN RB, Minnesota Power & Light Co. Proj., Ser. A, 0.65%, VRDN, (LOC: LaSalle Bank, NA)	19,830,000	19,830,000
Colorado Springs, CO Util. Sys. RB, ROC RR-II-R 457, 0.68%, VRDN, (LOC: Citibank, NA)	7,465,000	7,465,000
Indiana Muni. Power Supply Sys. RB, ROC-RR-II-R 592PB, 0.85%, VRDN, (Insd. by BHAC & SPA: Deutsche Bank AG)	25,310,000	25,310,000
Lake Charles, LA Harbor & Term Dist. RB, Lake Charles Cogeneration Proj., Ser. 2008, 2.25%, 03/15/2009, (LOC: Rabobank Nederlands)	60,000,000	60,000,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 0.57%, VRDN, (SPA: Royal Bank of Canada)	12,400,000	12,400,000
Lower Alabama Gas Dist. RB, Alabama Gas Supply Proj., Ser A, 0.65%, VRDN, (SPA: Societe Generale)	72,045,000	72,045,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 3.04%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	7,380,000	7,380,000
Mesa, AZ Util. Sys. RB, ROC-RR-II-R 11032, 1.76%, VRDN, (Insd. by FSA & LOC: Citibank, NA)	15,600,000	15,600,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 0.87%, VRDN, (Gtd. by Wisconsin Elec. Power Co.)	2,000,000	2,000,000
Port Morrow, OR PCRRB, Idaho Power Co. Proj., 1.13%, VRDN, (Gtd. by Idaho Power Co.)	4,360,000	4,360,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. A, 0.55%, VRDN, (SPA: Societe Generale)	100,000,000	100,000,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.75%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	9,015,000	9,015,000

		339,830,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 6.1%
Atlanta, GA Water & Wastewater RB, Ser. 2008-05, 3.50%, VRDN, (Insd. by FSA & SPA: Dexia SA)	$25,425,000	$25,425,000
Baltimore, MD MSTR RB, Ser. 152, 0.95%, VRDN, (SPA: Societe Generale)	10,000,000	10,000,000
Camden Cnty., GA Pub. Svc. Auth. RB, St. Mary’s Proj., 0.65%, VRDN, (LOC: Bank of America Corp.)	22,635,000	22,635,000
Chicago, IL Water RB:
Eclipse Funding Trust, Ser. 2006-0106, 0.60%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.) 144A	34,075,000	34,075,000
Subser. 04, 0.50%, VRDN, (Liq.: State Street Corp.)	3,225,000	3,225,000
Cleveland, OH Waterworks RB, Ser. Q, 0.65%, VRDN, (LOC: Bank of America Corp.)	8,500,000	8,500,000
Clipper Tax-Exempt Cert. Trust COP RB, Ser. 2007-23, 0.82%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	16,460,000	16,460,000
Detroit, MI Sewer Disposal Auth. RB:
ROC-RR-II-R 719PB, 0.99%, VRDN, (Insd. by FGIC & PB Capital Corp.)	12,520,000	12,520,000
Ser. A, 5.95%, 03/01/2009, (Insd. by FGIC)	14,490,000	15,293,787
Eerie, PA Water Auth. RB, Ser. A, 1.85%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	43,760,000	43,760,000
Houston, TX RB, Houston Util. Sys., Ser. 2008-3304, 1.02%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	17,540,000	17,540,000
Kentucky Rural Water Fin. Corp. RB, Ser. B-1, 2.00%, 03/01/2009, (Gtd. by Kentucky Rural Water Fin. Corp.)	15,000,000	15,119,141
King Cnty., WA Sewer RB, ROC RR-II-R 11098PB, 1.17%, VRDN, (Insd. by FSA)	25,590,000	25,590,000
Massachusetts Water Resource Auth. RB, Ser. E, 0.50%, VRDN, (Gtd. by Massachusetts Water Resource Auth.)	50,000,000	50,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 2007-4117, 0.94%, VRDN, (Insd. by Assured Guaranty Corp. & Liq.: Merrill Lynch & Co., Inc.)	12,170,000	12,170,000
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Utility Auth., Wastewater Treatment Proj., Ser. 2006-A, 4.00%, VRDN, (Insd. by FSA & SPA: Dexia SA)	3,825,000	3,825,000
New York, NY Muni. Water Fin. Auth. RB:
Fiscal Year 2002, Ser. 3092, 0.58%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,655,000	7,655,000
Fiscal Year 2006, Ser. F-1, 1.75%, VRDN, (Liq.: Dexia Credit Local)	63,065,000	63,065,000
Peace River/Manasota, FL Regl. Water Supply Auth. RB, ROC-RR-II-R 607, 1.87%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	3,920,000	3,920,000
Pittsburgh, PA Water & Sewer Sys. Auth. RB, Ser. B-1, 1.30%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	28,770,000	28,770,000
San Diego, CA Pub. Facs. Auth. MSTR RB:
Ser. 30, 0.67%, VRDN, (SPA: Societe Generale)	7,315,000	7,315,000
Ser. 33, 0.64%, VRDN, (SPA: Societe Generale)	4,165,000	4,165,000

		431,027,928

Total Municipal Obligations (cost $7,102,309,511)		7,102,309,511

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund, Class I, 0.90% q (cost $500,000)	500,000	500,000

Total Investments (cost $7,102,809,511) 99.6%		7,102,809,511
Other Assets and Liabilities 0.4%		26,545,912

Net Assets 100.0%		$7,129,355,423

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PSF	Permanent School Fund
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TTFA	Transportation Trust Fund Authority

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2009

The following table shows the percent of total investments by geographic location as of February 28, 2009:

Florida	12.0%
Texas	8.8%
Illinois	6.9%
New York	6.0%
Pennsylvania	5.8%
Ohio	5.4%
Delaware	4.4%
Indiana	3.8%
California	3.5%
Wisconsin	3.1%
Massachusetts	3.0%
Alabama	2.7%
Georgia	2.6%
Louisiana	2.0%
North Carolina	1.9%
New Hampshire	1.8%
Michigan	1.6%
Tennessee	1.5%
District of Columbia	1.4%
Arizona	1.4%
Alaska	1.3%
South Carolina	1.2%
Virginia	1.1%
Colorado	1.1%
Washington	1.0%
Missouri	0.9%
Connecticut	0.9%
Minnesota	0.9%
New Jersey	0.9%
South Dakota	0.8%
Kentucky	0.8%
Puerto Rico	0.7%
Oregon	0.6%
Wyoming	0.6%
Nevada	0.5%
Maryland	0.5%
Idaho	0.4%
Mississippi	0.4%
Hawaii	0.3%
Kansas	0.3%
Arkansas	0.1%
North Dakota	0.1%
Nebraska	0.1%
Iowa	0.1%
Rhode Island	0.1%
Non-state specific	4.7%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2009 (unaudited):

Tier 1	99.9%
Tier 2	0.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of February 28, 2009 (unaudited):

1 day	0.4%
2-7 days	91.6%
8-60 days	1.2%
61-120 days	4.8%
121-240 days	0.4%
241+ days	1.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009

Assets
Investments in unaffiliated issuers at amortized cost	$7,102,809,511
Cash	4,211,739
Receivable for securities sold	30,010,365
Receivable for Fund shares sold	35,245,589
Interest receivable	27,021,584
Prepaid expenses and other assets	517,409

Total assets	7,199,816,197

Liabilities
Dividends payable	2,933,057
Payable for securities purchased	62,485,000
Payable for Fund shares redeemed	4,404,883
Advisory fee payable	64,160
Distribution Plan expenses payable	17,402
Due to other related parties	45,916
Accrued expenses and other liabilities	510,356

Total liabilities	70,460,774

Net assets	$7,129,355,423

Net assets represented by
Paid-in capital	$7,129,307,014
Undistributed net investment income	616,973
Accumulated net realized losses on investments	(568,564)

Total net assets	$7,129,355,423

Net assets consists of
Class I	$6,154,386,930
Class AD	54,567,091
Class IN	86,270,791
Class IS	830,779,381
Class P	3,351,230

Total net assets	$7,129,355,423

Shares outstanding (unlimited number of shares authorized)
Class I	6,154,388,402
Class AD	54,592,170
Class IN	86,279,392
Class IS	830,690,708
Class P	3,353,334

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended February 28, 2009

Investment income
Interest	$164,119,631
Dividends	2,293,900
Income from affiliated issuers	438,149

Total investment income	166,851,680

Expenses
Advisory fee	7,908,488
Distribution Plan expenses
Class AD	34,702
Class IN	147,702
Class IS	2,099,411
Class P	72,062
Administrative services fee	4,313,721
Transfer agent fees	130,193
Trustees’ fees and expenses	151,201
Printing and postage expenses	45,141
Custodian and accounting fees	1,576,494
Registration and filing fees	198,679
Professional fees	155,656
Other	1,340,919

Total expenses	18,174,369
Less: Expense reductions	(74,763)
Fee waivers	(2,010)

Net expenses	18,097,596

Net investment income	148,754,084

Net realized gains on securities in unaffiliated issuers	311,798

Net increase in net assets resulting from operations	$149,065,882

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2009		2008 (a)

Operations
Net investment income		$148,754,084		$318,078,051
Net realized gains on investments		311,798		2,918,099

Net increase in net assets resulting from operations		149,065,882		320,996,150

Distributions to shareholders from
Net investment income
Class I		(130,554,353)		(283,685,712)
Class AD		(1,473,771)		(3,743,919)
Class IN		(3,096,396)		(7,471,488)
Class IS		(15,858,774)		(23,882,255)
Class P		(269,358)		(457,262)

Total distributions to shareholders		(151,252,652)		(319,240,636)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	26,965,140,434	26,965,140,434	43,348,110,677	43,348,110,677
Class AD	97,497,968	97,497,968	195,854,217	195,854,217
Class IN	175,085,326	175,085,326	251,494,866	251,494,866
Class IS	1,736,795,016	1,736,795,016	1,791,022,575	1,791,022,575
Class P	11,107,126	11,107,126	36,241,196	36,241,196

		28,985,625,870		45,622,723,531

Net asset value of shares issued in reinvestment of distributions
Class I	47,977,970	47,977,970	131,571,282	131,571,282
Class AD	1,312,069	1,312,069	3,507,145	3,507,145
Class IN	2,922,001	2,922,001	7,198,211	7,198,211
Class IS	10,157,768	10,157,768	16,418,760	16,418,760
Class P	264,405	264,405	450,790	450,790

		62,634,213		159,146,188

Payment for shares redeemed
Class I	(26,528,452,457)	(26,528,452,457)	(44,931,859,408)	(44,931,859,408)
Class AD	(119,609,703)	(119,609,703)	(184,140,107)	(184,140,107)
Class IN	(294,177,214)	(294,177,214)	(304,510,099)	(304,510,099)
Class IS	(1,647,943,909)	(1,647,943,909)	(1,752,187,954)	(1,752,187,954)
Class P	(30,251,628)	(30,251,628)	(21,620,001)	(21,620,001)

		(28,620,434,911)		(47,194,317,569)

Net increase (decrease) in net assets resulting from capital share transactions		427,825,172		(1,412,447,850)

Total increase (decrease) in net assets		425,638,402		(1,410,692,336)
Net assets
Beginning of period		6,703,717,021		8,114,409,357

End of period		$7,129,355,423		$6,703,717,021

Undistributed net investment income		$616,973		$2,235,179

(a)	Year ended February 29

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which

NOTES TO FINANCIAL STATEMENTS continued

have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended February 28, 2009, the following amounts were reclassified:

Undistributed net investment income	$880,362
Accumulated net realized losses on investments	(880,362)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase. For the year ended February 28, 2009, the advisory fee was equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the

NOTES TO FINANCIAL STATEMENTS continued

advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2009, EIMC voluntarily waived its advisory fee in the amount of $2,010.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended February 28, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of class of shares. However, currently the distribution fees are limited to 0.05%, 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class AD, Class IN, Class IS and Class P, respectively.

5. INVESTMENT TRANSACTIONS

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based

NOTES TO FINANCIAL STATEMENTS continued

upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$500,000
Level 2 – Other Significant Observable Inputs	7,102,309,511
Level 3 – Significant Unobservable Inputs	0

Total	$7,102,809,511

On February 28, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2009, the Fund incurred and will elect to defer post-October losses of $568,564.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2009, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Exempt-Interest Income	Post-October Losses	Temporary Book/Tax Differences

$3,668,526	$568,564	$ (3,051,553)

Short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended February 28,

	2009	2008(a)

Ordinary Income	$3,146,363	$4,489,810
Exempt-Interest Income	147,491,281	312,296,406
Long-term Capital Gain	615,008	2,454,420

(a)	Year ended February 29

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the year ended February 28, 2009, the Fund had no borrowings.

NOTES TO FINANCIAL STATEMENTS continued

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on April 30, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008 for the initial 3-month term that expired on December 18, 2008. The annual fee was 0.01% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.015% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The Fund paid an additional fee based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and

NOTES TO FINANCIAL STATEMENTS continued

description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. SUBSEQUENT EVENT

On April 1, 2009, the U.S. Department of Treasury announced an extension of its Temporary Guarantee Program for Money Market Funds through September 18, 2009, in order to support ongoing stability in financial markets. The Program was scheduled to end on April 30, 2009. The Fund has elected to participate in the extension of the Program which requires the payment of additional participation fees to the U.S. Department of Treasury, on a class-by-class basis, in the amount of either 0.015% or 0.023%, depending on the market-based net asset value of the class as of September 19, 2008. The Program will expire on September 18, 2009 and will not be extended beyond this date.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Municipal Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2009 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Municipal Money Market Fund as of February 28, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 24, 2009

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $615,008 for the fiscal year ended February 28, 2009.

For the fiscal year ended February 28, 2009, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 97.51%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2010.

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $5,921,807,303 of net assets outstanding of which $3,147,686,924 (53.15%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$3,105,018,466
Net assets voted “Against”	$30,099,809
Net assets voted “Abstain”	$12,568,649

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Institutional Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process.In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees

ADDITIONAL INFORMATION (unaudited) continued

formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed.The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and share-

ADDITIONAL INFORMATION (unaudited) continued

holders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including

ADDITIONAL INFORMATION (unaudited) continued

Wachovia Securities, LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided.The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they

ADDITIONAL INFORMATION (unaudited) continued

concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance.The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2007, the Fund’s Class I shares (one of the Fund’s oldest share classes) had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and had outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s benchmark index does not represent a broad-based index of tax-advantaged securities.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees.The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was equal to the average and the median of the management fees paid by the mutual funds against which the Trustees compared the Fund’s management fee, and that

ADDITIONAL INFORMATION (unaudited) continued

the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of the Evergreen and Wachovia organizations to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past year to do so (although not specifically in respect of the Fund).

Economies of scale.The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability.The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the

ADDITIONAL INFORMATION (unaudited) continued

Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

ADDITIONAL INFORMATION (unaudited) continued

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

565577 rv6 04/2009

Evergreen Institutional Treasury Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Institutional Treasury Money Market Fund for the twelve-month period ended February 28, 2009 (the “period”).

The U.S. economy held up relatively well in the first half of 2008, but these gains were largely due to strength in government spending and exports, powered higher by the weakening U.S. currency. At the same time, home prices continued to fall and job losses persisted. September 2008 marked a crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. Indeed, the collateral damage from this event led to further collapse. Previously venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze.

In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets continued to suffer, as weakness in economic data and corporate profits persisted. In addition, investors in all markets were trying to grasp the ramifications of a variety of federal proposals to combat the recession and the financial crisis. International markets were hit hard as economies in both developed and emerging countries remained weak. In the fixed income markets, high yield bonds recovered from the extreme weakness experienced last year and municipal securities also climbed higher.

Throughout the period the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality securities while retaining an emphasis on capital preservation.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. We continue to urge investors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

1

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of February 28, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Lipper Institutional U.S. Treasury Money Markets Median	Merrill Lynch 3-Month U.S. Treasury Bill Index†

Class inception date	11/20/1996	5/1/2001	5/1/2001	11/27/1996	5/1/2001

Nasdaq symbol	EIMXX	EDTXX	ENTXX	EITXX	ESTXX

Average annual return

1-year	1.15%	1.10%	1.05%	0.92%	0.81%	0.97%	1.41%

5-year	3.01%	2.96%	2.91%	2.76%	2.53%	2.79%	3.22%

10-year	3.19%	3.15%	3.10%	2.93%	2.80%	2.97%	3.39%

7-day annualized yield	0.33%	0.28%	0.23%	0.08%	0.02%	N/A	N/A

30-day annualized yield	0.31%	0.26%	0.21%	0.06%	0.02%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2009, there were 179 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is reimbursing a portion of the 12b-1 fees for Classes IS and P. Had the fees not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†     Copyright 2009. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2008	Ending Account Value 2/28/2009	Expenses Paid During Period*

Actual
Class I	$ 1,000.00	$ 1,002.29	$ 1.14
Class AD	$ 1,000.00	$ 1,002.05	$ 1.39
Class IN	$ 1,000.00	$ 1,001.81	$ 1.64
Class IS	$ 1,000.00	$ 1,001.26	$ 2.28
Class P	$ 1,000.00	$ 1,000.93	$ 2.83
Hypothetical
(5% return before expenses)
Class I	$ 1,000.00	$ 1,023.65	$ 1.15
Class AD	$ 1,000.00	$ 1,023.41	$ 1.40
Class IN	$ 1,000.00	$ 1,023.16	$ 1.66
Class IS	$ 1,000.00	$ 1,022.51	$ 2.31
Class P	$ 1,000.00	$ 1,021.97	$ 2.86

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.23% for Class I, 0.28% for Class AD, 0.33% for Class IN, 0.46% for Class IS and 0.57% for Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.15%	4.45%	4.89%	3.25%	1.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,401,493	$4,734,986	$1,153,229	$1,845,698	$2,208,303
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.22%	0.21%	0.22%	0.20%	0.21%
Expenses excluding waivers/reimbursements and expense reductions	0.22%	0.21%	0.22%	0.20%	0.21%
Net investment income (loss)	1.09%	4.02%	4.73%	3.19%	1.34%

1	Year ended February 29

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01 [2]	0.04 [2]	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.10%	4.40%	4.84%	3.20%	1.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$557	$6,260	$421	$28,992	$33,060
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.27%	0.26%	0.26%	0.25%	0.26%
Expenses excluding waivers/reimbursements and expense reductions	0.27%	0.26%	0.26%	0.25%	0.26%
Net investment income (loss)	0.77%	4.05%	4.36%	3.13%	1.27%

1	Year ended February 29
2	Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.05%	4.35%	4.79%	3.15%	1.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$108,493	$297,201	$259,223	$255,406	$272,700
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.31%	0.31%	0.32%	0.30%	0.31%
Expenses excluding waivers/reimbursements and expense reductions	0.31%	0.31%	0.32%	0.30%	0.31%
Net investment income (loss)	1.24%	4.16%	4.68%	3.13%	1.23%

1	Year ended February 29

See Notes to Financial Statements

 9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.92%	4.19%	4.63%	3.00%	1.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,272,128	$1,126,996	$1,551,549	$2,906,339	$2,635,887
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.46%	0.46%	0.47%	0.45%	0.46%
Expenses excluding waivers/reimbursements and expense reductions	0.47%	0.46%	0.47%	0.45%	0.46%
Net investment income (loss)	0.76%	4.13%	4.43%	2.99%	1.13%

1	Year ended February 29

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.03	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.81%	3.93%	4.37%	2.74%	0.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$91,165	$82,287	$56,577	$105,474	$222,314
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.63%	0.71%	0.72%	0.70%	0.71%
Expenses excluding waivers/reimbursements and expense reductions	0.71%	0.71%	0.72%	0.70%	0.71%
Net investment income (loss)	0.66%	3.85%	4.20%	2.56%	0.82%

1	Year ended February 29

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

February 28, 2009

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 53.0%
U.S. Treasury Bills:
0.09%, 03/12/2009 ß	$150,000,000	$149,996,250
0.10%, 03/12/2009-03/19/2009 ß	336,000,000	335,986,078
0.18%, 04/09/2009 ß	250,000,000	249,952,500
0.19%, 04/09/2009 ß	200,000,000	199,959,889
0.20%, 04/09/2009 ß	200,000,000	199,957,777
0.24%, 03/26/2009 ß	250,000,000	249,960,500
0.26%, 03/05/2009 ß	300,000,000	299,993,500
0.28%, 03/05/2009 ß	200,000,000	199,995,333
0.29%, 03/26/2009 ß	200,000,000	199,961,334
0.42%, 09/15/2009 ß	150,000,000	149,662,843
1.33%, 07/02/2009 ß	100,000,000	99,549,278
1.34%, 07/02/2009 ß	200,000,000	199,093,472
1.43%, 04/29/2009 ß	65,000,000	64,850,247
1.44%, 04/29/2009 ß	100,000,000	99,768,000
1.46%, 04/29/2009 ß	50,000,000	49,884,806
1.59%, 06/24/2009 ß	100,000,000	99,496,500
1.60%, 06/24/2009 ß	225,000,000	223,860,001
U.S. Treasury Notes:
3.875%, 05/15/2009	525,000,000	526,910,594
4.00%, 08/31/2009	110,000,000	111,984,178
4.875%, 05/15/2009-06/30/2009	460,000,000	464,208,311

Total U.S. Treasury Obligations (cost $4,175,031,391)		4,175,031,391

REPURCHASE AGREEMENTS ^^ 46.8%
Bank of America Corp.:
0.25%, dated 02/27/2009, maturing 03/02/2009, maturity value $250,005,208 (1)	250,000,000	250,000,000
Avg. rate of 0.24%, dated 02/23/2009, maturing 03/02/2009, maturity value $100,004,722 (2) *	100,000,000	100,000,000
Barclays Capital, Inc., 0.25%, dated 02/27/2009, maturing 03/02/2009, maturity value $300,006,250 (3)	300,000,000	300,000,000
Credit Suisse First Boston Corp., Avg. rate of 0.25%, dated 02/23/2009, maturing 03/02/2009, maturity value $100,004,833 (4) *	100,000,000	100,000,000
Deutsche Bank AG:
0.25%, dated 02/27/2009, maturing 03/02/2009, maturity value $300,006,250 (5)	300,000,000	300,000,000
Avg. rate of 0.25%, dated 02/23/2009, maturing 03/02/2009, maturity value $350,017,014 (5) *	350,000,000	350,000,000
Avg. rate of 0.26%, dated 02/23/2009, maturing 03/02/2009, maturity value $450,022,750 (6) *	450,000,000	450,000,000
Greenwich Capital Markets, Inc., Avg. rate of 0.25%, dated 02/23/2009, maturing 03/02/2009, maturity value $325,015,979 (7) *	325,000,000	325,000,000
Morgan Stanley, Avg. rate of 0.21%, dated 02/23/2009, maturing 03/02/2009, maturity value $325,013,090 (8) *	325,000,000	325,000,000
RBC Dain Rauscher Corp., Avg. rate of 0.18%, dated 02/23/2009, maturing 03/02/2009, maturity value $300,010,667 (9) *	300,000,000	300,000,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal Amount	Value

REPURCHASE AGREEMENTS ^^ continued
Societe Generale:
0.25%, dated 02/27/2009, maturing 03/02/2009, maturity value $325,006,771 (10)	$325,000,000	$325,000,000
Avg. rate of 0.24%, dated 02/23/2009, maturing 03/02/2009, maturity value $400,018,667 (11) *	400,000,000	400,000,000
State Street Corp., 0.14%, dated 02/27/2009, maturing 03/02/2009, maturity value $161,009,496 (12)	161,007,618	161,007,618

Total Repurchase Agreements (cost $3,686,007,618)		3,686,007,618

Total Investments (cost $7,861,039,009) 99.8%		7,861,039,009
Other Assets and Liabilities 0.2%		12,797,129

Net Assets 100.0%		$7,873,836,138

ß	Rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
(1)	$246,639,200 U.S. Treasury Notes, 0.875% to 4.25%, 01/15/2011 to 02/15/2012, value including accrued interest is $255,000,029.
(2)	$489,971,029 GNMA, 4.00% to 8.20%, 01/15/2011 to 07/15/2050, value including accrued interest is $102,000,000.
(3)	$298,536,100 U.S. Treasury Note, 2.00%, 09/30/2010, value including accrued interest is $306,000,027.
(4)	$102,208,000 U.S. Treasury Bills, 0.00%, 08/06/2009 to 08/20/2009, value is $102,003,049.
(5)

$861,556,000 U.S. Treasury STRIPS, 0.00%, 05/15/2020 to 05/15/2021, value is $542,962,344; $113,851,200 TIPS, 1.875%, 07/15/2015, value including accrued interest is $120,037,750. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

(6)	$497,966,806 GNMA, 5.00% to 7.00%, 03/20/2036 to 02/15/2039, value including accrued interest is $459,000,000.
(7)

$175,929,500 U.S. Treasury Bond, 3.50%, 02/15/2039, value including accrued interest is $171,406,397; $149,895,000 U.S. Treasury Note, 3.125%, 08/31/2013, value including accrued interest is $160,093,661.

(8)	$236,592,000 U.S. Treasury Bonds, 6.25% to 8.00%, 11/15/2021 to 08/15/2023, value including accrued interest is $331,500,503.
(9)

$1,464,300 U.S. Treasury STRIPS, 0.00%, 04/09/2009 to 05/15/2038, value is $974,523; $32,651,000 TIPS, 0.875% to 3.875%, 04/15/2010 to 04/15/2029, value including accrued interest is $49,441,200; $188,865,400 U.S. Treasury Notes, 0.875% to 6.50%, 05/15/2009 to 11/15/2018, value including accrued interest is $199,087,477; $39,923,600 U.S. Treasury Bonds, 3.50% to 9.875%, 11/15/2015 to 02/15/2039, value including accrued interest is $55,847,033; $650,000 U.S. Treasury Bills, 0.00%, 04/09/2009 to 04/30/2009 value is $649,839.

(10)

$3,959,400 U.S. Treasury Bond, 4.375%, 02/15/2038, value including accrued interest is $4,431,599; $296,000,000 U.S. Treasury Note, 4.125%, 08/31/2012, value including accrued interest is $327,068,471.

(11)	$359,932,400 TIPS, 2.00%, 01/15/2014, value including accrued interest is $408,000,061.
(12)	$40,385,000 U.S. Treasury Bills, 0.00%, 02/11/2010 value is $40,102,305; $117,180,000 U.S. Treasury Note, 2.125% to 6.50%, 02/15/2010 to 08/15/2010, value including accrued interest is $124,127,929.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations

GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2009

The following table shows the percent of total investments by credit quality as of February 28, 2009 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2009 (unaudited):

2-7 days	53.2%
8-60 days	22.9%
61-120 days	15.0%
121-240 days	8.9%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009

Assets
Investments in unaffiliated issuers	$4,175,031,391
Investments in repurchase agreements	3,686,007,618

Total investment at amortized cost	7,861,039,009
Receivable for Fund shares sold	127,336
Interest receivable	14,050,897
Prepaid expenses and other assets	718,484

Total assets	7,875,935,726

Liabilities
Dividends payable	1,263,244
Payable for Fund shares redeemed	545,019
Due to custodian bank	131
Advisory fee payable	68,842
Distribution Plan expenses payable	19,727
Due to other related parties	39,554
Accrued expenses and other liabilities	163,071

Total liabilities	2,099,588

Net assets	$7,873,836,138

Net assets represented by
Paid-in capital	$7,875,731,440
Overdistributed net investment income	(407,388)
Accumulated net realized losses on investments	(1,487,914)

Total net assets	$7,873,836,138

Net assets consists of
Class I	$6,401,492,631
Class AD	557,423
Class IN	108,493,388
Class IS	1,272,127,533
Class P	91,165,163

Total net assets	$7,873,836,138

Shares outstanding (unlimited number of shares authorized)
Class I	6,402,692,738
Class AD	558,015
Class IN	108,559,326
Class IS	1,272,685,517
Class P	91,237,550

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended February 28, 2009

Investment income
Interest	$105,670,161

Expenses
Advisory fee	8,607,501
Distribution Plan expenses
Class AD	4,326
Class IN	246,993
Class IS	3,135,038
Class P	344,227
Administrative services fee	4,865,323
Transfer agent fees	411,702
Trustees’ fees and expenses	110,334
Printing and postage expenses	25,691
Custodian and accounting fees	1,649,660
Registration and filing fees	200,386
Professional fees	105,091
Temporary guarantee program fees	1,465,483
Other	77,181

Total expenses	21,248,936
Less: Expense reductions	(42,418)
Fee waivers and expense reimbursements	(211,975)

Net expenses	20,994,543

Net investment income	84,675,618

Net realized gains on securities in unaffiliated issuers	72,765

Net increase in net assets resulting from operations	$84,748,383

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2009		2008 (a)

Operations
Net investment income		$84,675,618		$185,988,693
Net realized gains on investments		72,765		0

Net increase in net assets resulting from operations		84,748,383		185,988,693

Distributions to shareholders from
Net investment income
Class I		(72,218,671)		(121,635,763)
Class AD		(66,178)		(89,621)
Class IN		(3,103,711)		(10,426,486)
Class IS		(10,054,574)		(51,593,770)
Class P		(519,518)		(2,475,525)

Total distributions to shareholders		(85,962,652)		(186,221,165)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	32,536,351,833	32,536,351,833	21,283,688,149	21,283,688,149
Class AD	123,548,739	123,548,739	27,313,143	27,313,143
Class IN	651,080,789	651,080,789	711,538,818	711,538,818
Class IS	5,390,223,548	5,390,223,548	4,895,278,898	4,895,278,898
Class P	122,268,087	122,268,087	225,473,896	225,473,896

		38,823,472,996		27,143,292,904

Net asset value of shares issued in reinvestment of distributions
Class I	13,054,332	13,054,332	33,594,263	33,594,263
Class AD	63,856	63,856	64,176	64,176
Class IN	768,021	768,021	3,103,000	3,103,000
Class IS	3,946,025	3,946,025	29,853,478	29,853,478
Class P	445,406	445,406	2,048,446	2,048,446

		18,277,640		68,663,363

Payment for shares redeemed
Class I	(30,882,106,588)	(30,882,106,588)	(17,735,374,950)	(17,735,374,950)
Class AD	(129,314,667)	(129,314,667)	(21,537,780)	(21,537,780)
Class IN	(840,510,573)	(840,510,573)	(676,654,340)	(676,654,340)
Class IS	(5,248,728,602)	(5,248,728,602)	(5,349,615,514)	(5,349,615,514)
Class P	(113,769,545)	(113,769,545)	(201,810,950)	(201,810,950)

		(37,214,429,975)		(23,984,993,534)

Net increase in net assets resulting from capital share transactions		1,627,320,661		3,226,962,733

Total increase in net assets		1,626,106,392		3,226,730,261
Net assets
Beginning of period		6,247,729,746		3,020,999,485

End of period		$7,873,836,138		$6,247,729,746

Undistributed (overdistributed) net investment income		$(407,388)		$879,646

(a)     Year ended February 29

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Effective after the close of business on December 18, 2008, the Fund was closed to all new investors. Purchases and redemptions continued to be accepted for existing shareholders in the manner described in the Fund’s prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

18

NOTES TO FINANCIAL STATEMENTS continued

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase. For the year ended February 28, 2009, the advisory fee was equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new

19

NOTES TO FINANCIAL STATEMENTS continued

interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2009, EIMC voluntarily waived its advisory fee in the amount of $3,242 and reimbursed Distribution Plan expenses (See Note 4) relating to Class IS shares in the amount of $150,807 and Class P shares in the amount of $57,926.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended February 28, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of class of shares. However, currently the distribution fees are limited to 0.05%, 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class AD, Class IN, Class IS and Class P, respectively.

5. INVESTMENT TRANSACTIONS

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20

NOTES TO FINANCIAL STATEMENTS continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	7,861,039,009
Level 3 – Significant Unobservable Inputs	0

Total	$7,861,039,009

On February 28, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2009, the Fund had $1,487,914 in capital loss carryovers for federal income tax purposes expiring in 2014.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended February 28, 2009, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryovers	Temporary Book/Tax Differences

$904,174	$1,487,914	$ (1,311,562)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions were $85,962,652 and $186,221,165 of ordinary income for the years ended February 28, 2009 and February 29, 2008, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

21

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the year ended February 28, 2009, the Fund had no borrowings.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on April 30, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008 for the initial 3-month term that expired on December 18, 2008. The annual fee was 0.01% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.015% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The Fund paid an additional fee based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The annual fee was 0.015% if the Fund’s market value per share was greater than

22

NOTES TO FINANCIAL STATEMENTS continued

or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. SUBSEQUENT EVENT

Effective March 10, 2009, the Fund has been re-opened to shareholders for new purchases and exchanges.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Treasury Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Treasury Money Market Fund as of February 28, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 24, 2009

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 871 of the Internal Revenue Code, $85,962,652 has been designated as Qualified Interest Income for purposes of exempting withholding of tax on distributions to nonresident alien shareholders.

25

ADDITIONAL INFORMATION (unaudited) continued

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $8,175,839,405 of net assets outstanding of which $4,993,458,554 (61.08%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$4,967,993,244
Net assets voted “Against”	$3,343,635
Net assets voted “Abstain”	$22,121,675

26

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Institutional Treasury Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process.In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees

27

ADDITIONAL INFORMATION (unaudited) continued

formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed.The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and share-

28

ADDITIONAL INFORMATION (unaudited) continued

holders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including

29

ADDITIONAL INFORMATION (unaudited) continued

Wachovia Securities, LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided.The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they

30

ADDITIONAL INFORMATION (unaudited) continued

concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance.The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-year period ended December 31, 2007, the Fund’s Class I shares (one of the Fund’s oldest share classes) had outperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees also noted that, for the three- and five-year periods ended December 31, 2007, the Fund’s Class I shares had underperformed the Fund’s benchmark index, and outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the ten-year period ended December 31, 2007, the Fund’s Class I shares’ performance was comparable to the performance of the Fund’s benchmark index, and that the Fund’s Class I shares outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees.The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were

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ADDITIONAL INFORMATION (unaudited) continued

higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was near the average and the median of the management fees paid by the mutual funds against which the Trustees compared the Fund’s management fee, and also noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of the Evergreen and Wachovia organizations to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past year to do so (although not specifically in respect of the Fund).

Economies of scale.The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability.The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

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ADDITIONAL INFORMATION (unaudited) continued

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

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ADDITIONAL INFORMATION (unaudited) continued

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

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TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

540713 rv6 04/2009

Evergreen Institutional U.S. Government Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
23	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Institutional U.S. Government Money Market Fund for the twelve-month period ended February 28, 2009 (the “period”).

The U.S. economy held up relatively well in the first half of 2008, but these gains were largely due to strength in government spending and exports, powered higher by the weakening U.S. currency. At the same time, home prices continued to fall and job losses persisted. September 2008 marked a crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. Indeed, the collateral damage from this event led to further collapse. Previously venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze.

In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets continued to suffer, as weakness in economic data and corporate profits persisted. In addition, investors in all markets were trying to grasp the ramifications of a variety of federal proposals to combat the recession and the financial crisis. International markets were hit hard as economies in both developed and emerging countries remained weak. In the fixed income markets, high yield bonds recovered from the extreme weakness experienced last year and municipal securities also climbed higher.

Throughout the period the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality securities while retaining an emphasis on capital preservation.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. We continue to urge investors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

1

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of February 28, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/1/1999

					Lipper
					Institutional	Merrill
					U.S.	Lynch
			Institutional		Government	3-Month
	Institutional	Investor	Service	Participant	Money	U.S.
	Shares	Shares	Shares	Shares	Markets	Treasury
	(Class I)	(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

Class inception date	10/1/1999	5/1/2001	10/1/1999	5/1/2001

Nasdaq symbol	EGIXX	EGNXX	EGSXX	EGPXX

Average annual return

1-year	1.75%	1.65%	1.49%	1.24%	1.67%	1.41%

5-year	3.21%	3.11%	2.96%	2.70%	3.11%	3.22%

Since portfolio inception	3.21%	3.13%	2.96%	2.79%	3.10%	3.29%

7-day annualized yield	0.49%	0.39%	0.24%	0.05%	N/A	N/A

30-day annualized yield	0.54%	0.44%	0.29%	0.07%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2009, there were 172 funds in the Lipper Institutional U.S. Government Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes IN and P prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†     Copyright 2009. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	9/1/2008	2/28/2009	During Period*

Actual
Class I	$1,000.00	$1,006.20	$1.04
Class IN	$1,000.00	$1,005.70	$1.54
Class IS	$1,000.00	$1,004.95	$2.29
Class P	$1,000.00	$1,003.73	$3.53
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,023.75	$1.05
Class IN	$1,000.00	$1,023.26	$1.56
Class IS	$1,000.00	$1,022.51	$2.31
Class P	$1,000.00	$1,021.27	$3.56

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.21% for Class I, 0.31% for Class IN, 0.46% for Class IS and 0.71% for Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.75%	4.71%	4.95%	3.31%	1.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,336,855	$1,453,481	$472,397	$695,920	$695,666
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.21%	0.23%	0.23%	0.23%	0.23%
Expenses excluding waivers/reimbursements and expense reductions	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	1.52%	4.35%	4.82%	3.34%	1.37%

1	Year ended February 29

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.65%	4.60%	4.84%	3.20%	1.31%

Ratios and supplemental data
Net assets, end of period (thousands)	$85,832	$104,696	$6,061	$150,371	$6,780
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.31%	0.32%	0.32%	0.33%	0.33%
Expenses excluding waivers/reimbursements and expense reductions	0.33%	0.32%	0.32%	0.33%	0.33%
Net investment income (loss)	1.57%	3.79%	4.42%	3.56%	1.31%

1	Year ended February 29

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.49%	4.45%	4.69%	3.05%	1.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$132,257	$80,427	$33,257	$140,087	$228,903
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.46%	0.48%	0.48%	0.47%	0.48%
Expenses excluding waivers/reimbursements and expense reductions	0.48%	0.48%	0.48%	0.47%	0.48%
Net investment income (loss)	1.41%	4.03%	4.63%	2.93%	1.22%

1	Year ended February 29

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.03	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.24%	4.18%	4.42%	2.79%	0.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$63,919	$74,119	$46,348	$259,175	$245,030
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.71%	0.73%	0.73%	0.73%	0.73%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.73%	0.73%	0.73%	0.73%
Net investment income (loss)	1.24%	4.00%	4.17%	2.79%	0.88%

1	Year ended February 29

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2009

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 68.7%
FFCB, FRN:
0.30%, 05/14/2009	$40,000,000	$40,000,000
0.77%, 03/02/2009	65,000,000	65,000,000
1.25%, 05/24/2009	40,000,000	40,005,852
FHLB:
0.38%, 04/24/2009	250,000,000	249,860,139
2.20%, 04/17/2009	16,000,000	15,994,864
2.50%, 03/17/2009	50,000,000	49,998,467
2.56%, 08/04/2009	25,000,000	25,187,685
3.10%, 04/15/2009	100,000,000	99,621,111
FRN:
0.34%, 05/07/2009	20,000,000	19,964,390
0.58%, 03/02/2009	100,000,000	100,000,000
1.05%, 05/27/2009	40,000,000	40,001,645
1.99%, 03/02/2009	75,000,000	75,000,000
FHLMC:
0.27%, 03/23/2009	300,000,000	299,952,750
0.30%, 03/06/2009	52,300,000	52,298,257
0.49%, 04/21/2009-05/29/2009	70,877,000	70,794,365
0.55%, 07/06/2009	75,000,000	74,855,625
1.25%, 03/09/2010	50,000,000	50,000,000
1.40%, 04/01/2009	100,000,000	99,883,333
Step Bond, 9.21%, 05/10/2009 ††	45,000,000	45,756,364
FRN:
0.44%, 03/18/2009	200,000,000	200,047,441
0.77%, 03/02/2009	50,000,000	50,000,000
1.23%, 05/24/2009	70,000,000	70,000,000
1.35%, 04/30/2009	100,000,000	100,000,000
FNMA:
0.35%, 03/02/2009	60,777,646	60,777,646
0.54%, 04/01/2009	60,000,000	59,973,500
0.45%, 04/01/2009	11,273,000	11,268,773
0.65%, 04/01/2009	31,250,000	31,233,073
FRN:
0.44%, 03/02/2009	125,000,000	124,993,682
1.24%, 04/13/2009	100,000,000	100,009,121
1.27%, 04/27/2009	164,500,000	164,500,000

Total U.S. Government & Agency Obligations (cost $2,486,978,083)		2,486,978,083

REPURCHASE AGREEMENTS ^^ 31.6%
Bank of America Corp., 0.26%, dated 02/27/2009, maturing 03/02/2009, maturity value $200,004,333 (1)	200,000,000	200,000,000
Barclays Capital, Inc., 0.26%, dated 02/27/2009, maturing 03/02/2009, maturity value $460,009,967 (2)	460,000,000	460,000,000
Deutsche Bank AG, 0.27%, dated 02/27/2009, maturing 03/02/2009, maturity value $430,009,675 (3)	430,000,000	430,000,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^^ continued
State Street Corp., 0.14%, dated 02/27/2009, maturing 03/02/2009, maturity value $51,480,838 (4)	$51,480,237	$51,480,237

Total Repurchase Agreements (cost $1,141,480,237)		1,141,480,237

Total Investments (cost $3,628,458,320) 100.3%		3,628,458,320
Other Assets and Liabilities (0.3%)		(9,595,476)

Net Assets 100.0%		$3,618,862,844

††	The rate shown is the stated rate at the current period end.
^^	Collateralized by:
(1)	$192,817,000 FHLMC, 0.00% to 4.75%, 03/31/2009 to 11/17/2015, value including accrued interest is $204,000,271.
(2)	$464,835,000 FHLMC, 0.00% to 5.23%, 05/29/2009 to 01/27/2023, value including accrued interest is $469,200,431.
(3)

$353,828,000 FNMA, 4.75% to 6.63%, 09/15/2009 to 01/02/2014, value including accrued interest is $380,573,536; $55,123,000 FHLMC, 2.36% to 6.07%, 02/24/2012 to 01/19/2027, value including accrued interest is $55,308,182; $2,726,000 FHLB, 0.00%, 08/28/2009, value is $2,718,912.

(4)	$48,605,000 U.S. Treasury Bills, 0.00%, 08/15/2010 to 05/15/2015, value is $52,510,772.

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of February 28, 2009 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2009 (unaudited):

2-7 days	46.0%
8-60 days	38.1%
61-120 days	11.7%
121-240 days	2.8%
241+ days	1.4%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009

Assets
Investments in unaffiliated issuers	$2,486,978,083
Investments in repurchase agreements	1,141,480,237

Investments at amortized cost	3,628,458,320
Interest receivable	2,383,693
Prepaid expenses and other assets	517,818

Total assets	3,631,359,831

Liabilities
Dividends payable	840,682
Payable for securities purchased	11,268,773
Payable for Fund shares redeemed	216,000
Advisory fee payable	23,796
Distribution Plan expenses payable	6,051
Due to other related parties	18,747
Accrued expenses and other liabilities	122,938

Total liabilities	12,496,987

Net assets	$3,618,862,844

Net assets represented by
Paid-in capital	$3,619,327,461
Undistributed net investment income	329,306
Accumulated net realized losses on investments	(793,923)

Total net assets	$3,618,862,844

Net assets consists of
Class I	$3,336,855,075
Class IN	85,831,576
Class IS	132,257,471
Class P	63,918,722

Total net assets	$3,618,862,844

Shares outstanding (unlimited number of shares authorized)
Class I	3,337,272,354
Class IN	85,819,527
Class IS	132,260,189
Class P	63,967,607

Net asset value per share
Class I	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Year Ended February 28, 2009

Investment income
Interest	$39,647,467

Expenses
Advisory fee	2,714,552
Distribution Plan expenses
Class IN	62,176
Class IS	286,753
Class P	371,256
Administrative services fee	1,357,276
Transfer agent fees	17,791
Trustees’ fees and expenses	34,717
Printing and postage expenses	17,716
Custodian and accounting fees	500,476
Registration and filing fees	166,340
Professional fees	71,217
Temporary guarantee program fees	439,450
Other	49,031

Total expenses	6,088,751
Less: Expense reductions	(14,590)
Fee waivers	(555,318)

Net expenses	5,518,843

Net investment income	34,128,624

Net realized losses on securities in unaffiliated issuers	(263,756)

Net increase in net assets resulting from operations	$33,864,868

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2009		2008 (a)

Operations
Net investment income		$34,128,624		$34,608,789
Net realized gains or losses on investments		(263,756)		3,364

Net increase in net assets resulting from operations		33,864,868		34,612,153

Distributions to shareholders from
Net investment income
Class I		(30,793,025)		(30,446,639)
Class IN		(974,554)		(852,460)
Class IS		(1,632,179)		(1,062,266)
Class P		(927,015)		(2,418,191)

Total distributions to shareholders		(34,326,773)		(34,779,556)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	13,931,064,167	13,931,064,167	7,648,957,519	7,648,957,519
Class IN	289,745,746	289,745,746	133,942,057	133,942,057
Class IS	404,061,616	404,061,616	130,651,736	130,651,736
Class P	73,125,913	73,125,913	83,032,322	83,032,322

		14,697,997,442		7,996,583,634

Net asset value of shares issued in reinvestment of distributions
Class I	12,152,439	12,152,439	7,947,894	7,947,894
Class IN	629,586	629,586	687,660	687,660
Class IS	830,079	830,079	575,731	575,731
Class P	900,077	900,077	2,301,375	2,301,375

		14,512,181		11,512,660

Payment for shares redeemed
Class I	(12,059,440,307)	(12,059,440,307)	(6,675,669,576)	(6,675,669,576)
Class IN	(309,229,307)	(309,229,307)	(35,995,241)	(35,995,241)
Class IS	(353,031,429)	(353,031,429)	(84,053,813)	(84,053,813)
Class P	(84,205,172)	(84,205,172)	(57,551,769)	(57,551,769)

		(12,805,906,215)		(6,853,270,399)

Net increase in net assets resulting from capital share transactions		1,906,603,408		1,154,825,895

Total increase in net assets		1,906,141,503		1,154,658,492
Net assets
Beginning of period		1,712,721,341		558,062,849

End of period		$3,618,862,844		$1,712,721,341

Undistributed net investment income		$329,306		$527,455

(a)	Year ended February 29

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes

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NOTES TO FINANCIAL STATEMENTS continued

is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.12% and declining to 0.10% as average daily net assets increase. For the year ended February 28, 2009, the advisory fee was equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

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NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2009, EIMC voluntarily waived its advisory fee in the amount of $555,318.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended February 28, 2009, administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of class of shares. However, currently the distribution fees are limited to 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class IN, Class IS and Class P, respectively.

5. INVESTMENT TRANSACTIONS

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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NOTES TO FINANCIAL STATEMENTS continued

As of February 28, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	3,628,458,320
Level 3 – Significant Unobservable Inputs	0

Total	$3,628,458,320

On February 28, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2009, the Fund had $793,923 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2013	2014	2015	2017

$81,953	$384,732	$63,482	$263,756

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2009, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed		Temporary
Ordinary	Capital Loss	Book/Tax
Income	Carryovers	Differences

$1,164,098	$793,923	$(834,792)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $34,326,773 and $34,779,556 of ordinary income for the years ended February 28, 2009 and February 29, 2008, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

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NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the year ended February 28, 2009, the Fund had no borrowings.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on April 30, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008 for the initial 3-month term that expired on December 18, 2008. The annual fee was 0.01% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.015% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The Fund paid an additional fee based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participa-

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NOTES TO FINANCIAL STATEMENTS continued

tion in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. SUBSEQUENT EVENT

On April 1, 2009, the U.S. Department of Treasury announced an extension of its Temporary Guarantee Program for Money Market Funds through September 18, 2009, in order to support ongoing stability in financial markets. The Program was scheduled to end on April 30, 2009. The Fund has elected to participate in the extension of the Program which requires the payment of additional participation fees to the U.S. Department of Treasury, on a class-by-class basis, in the amount of either 0.015% or 0.023%, depending on the market-based net asset value of the class as of September 19, 2008. The Program will expire on September 18, 2009 and will not be extended beyond this date.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional U.S. Government Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2009 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional U.S. Government Money Market Fund as of February 28, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 24, 2009

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ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $2,666,608,988 of net assets outstanding of which $1,473,947,525 (55.27%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new Investment Advisory Agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$1,473,794,001
Net assets voted “Abstain”	$153,524

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ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Institutional U.S. Government Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performanc e of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees

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ADDITIONAL INFORMATION (unaudited) continued

formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and share-

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ADDITIONAL INFORMATION (unaudited) continued

holders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including

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ADDITIONAL INFORMATION (unaudited) continued

Wachovia Securities, LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they

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ADDITIONAL INFORMATION (unaudited) continued

concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one- and three-year periods ended December 31, 2007, the Fund’s Class I shares (one of the Fund’s oldest share classes) had outperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and performed in the third quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees also noted that, for the five-year period ended December 31, 2007, the Fund’s Class I shares’ performance was comparable to the performance of the Fund’s benchmark index, and that the Fund’s Class I shares performed in the second quintile of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level

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ADDITIONAL INFORMATION (unaudited) continued

of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by a majority of the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of the Evergreen and Wachovia organizations to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past year to do so (although not specifically in respect of the Fund).

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

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ADDITIONAL INFORMATION (unaudited) continued

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

30

ADDITIONAL INFORMATION (unaudited) continued

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565579 rv6 04/2009

Evergreen Prime Cash Management Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Prime Cash Management Money Market Fund for the twelve-month period ended February 28, 2009 (the “period”).

The U.S. economy held up relatively well in the first half of 2008, but these gains were largely due to strength in government spending and exports, powered higher by the weakening U.S. currency. At the same time, home prices continued to fall and job losses persisted. September 2008 marked a crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. Indeed, the collateral damage from this event led to further collapse. Previously venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze.

In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets continued to suffer, as weakness in economic data and corporate profits persisted. In addition, investors in all markets were trying to grasp the ramifications of a variety of federal proposals to combat the recession and the financial crisis. International markets were hit hard as economies in both developed and emerging countries remained weak. In the fixed income markets, high yield bonds recovered from the extreme weakness experienced last year and municipal securities also climbed higher.

Throughout the period the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality securities while retaining an emphasis on capital preservation.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. We continue to urge investors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

1

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of February 28, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS *

Portfolio inception date: 12/2/1993

							Merrill
						Lipper	Lynch
				Institutional		Institutional	3-Month
	Institutional	Administrative	Investor	Service	Participant	Money	U.S.
	Shares	Shares	Shares	Shares	Shares	Markets	Treasury
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

Class inception date	12/2/1993	6/13/2003	6/13/2003	6/13/2003	6/13/2003

Nasdaq symbol	EPRXX	EADXX	ESNXX	ESSXX	ERPXX

Average annual return

1-year	2.35%	2.27%	2.24%	2.09%	1.84%	2.06%	1.41%

5-year	3.49%	3.43%	3.38%	3.23%	2.97%	3.28%	3.22%

10-year	3.52%	3.49%	3.46%	3.38%	3.23%	3.31%	3.39%

7-day annualized yield	0.70%	0.65%	0.60%	0.45%	0.20%	N/A	N/A

30-day annualized yield	0.74%	0.69%	0.64%	0.49%	0.24%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2009, there were 372 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, IS and P prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I is based on the performance of the Institutional shares of the fund’s predecessor fund, Wachovia Prime Cash Management Fund. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†     Copyright 2009. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	9/1/2008	2/28/2009	During Period*

Actual
Class I	$1,000.00	$1,009.45	$1.05
Class AD	$1,000.00	$1,009.00	$0.75
Class IN	$1,000.00	$1,008.95	$1.59
Class IS	$1,000.00	$1,008.21	$2.34
Class P	$1,000.00	$1,006.96	$3.48
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,023.75	$1.05
Class AD	$1,000.00	$1,024.05	$0.75
Class IN	$1,000.00	$1,023.21	$1.61
Class IS	$1,000.00	$1,022.46	$2.36
Class P	$1,000.00	$1,021.32	$3.51

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.21% for Class I, 0.15% for Class AD, 0.32% for Class IN, 0.47% for Class IS and 0.70% for Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.35%[2]	5.11%	5.15%	3.40%	1.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,368,675	$6,672,226	$3,885,124	$1,628,761	$1,326,061
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.20%	0.17%	0.20%	0.24%	0.24%
Expenses excluding waivers/reimbursements and expense reductions	0.30%	0.29%	0.30%	0.31%	0.34%
Net investment income (loss)	2.34%	4.92%	5.12%	3.42%	1.47%

1	Year ended February 29
2	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.05 [2]	0.05 [2]	0.03	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.27%[3]	5.06%	5.10%	3.35%	1.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$1	$1,465	$1	$1	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.23%	0.22%	0.25%	0.29%	0.28%
Expenses excluding waivers/reimbursements and expense reductions	0.33%	0.34%	0.35%	0.36%	0.38%
Net investment income (loss)	2.80%	4.78%	5.11%	3.30%	1.23%

1	Year ended February 29
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.24%[2]	5.00%	5.05%	3.30%	1.37%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,717	$78,949	$17,838	$20,792	$37,096
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.29%	0.27%	0.29%	0.34%	0.34%
Expenses excluding waivers/reimbursements and expense reductions	0.39%	0.39%	0.39%	0.41%	0.44%
Net investment income (loss)	2.54%	4.71%	4.92%	3.25%	1.40%

1	Year ended February 29
2	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.09%[2]	4.85%	4.89%	3.15%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$549,615	$378,816	$301,367	$195,900	$176,338
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.45%	0.43%	0.44%	0.49%	0.49%
Expenses excluding waivers/reimbursements and expense reductions	0.55%	0.55%	0.54%	0.56%	0.59%
Net investment income (loss)	1.94%	4.72%	4.81%	3.16%	1.32%

1	Year ended February 29
2	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.04	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.84%[2]	4.58%	4.63%	2.89%	0.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$39,979	$150,227	$28,973	$22,927	$24,043
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.69%	0.67%	0.69%	0.74%	0.74%
Expenses excluding waivers/reimbursements and expense reductions	0.79%	0.79%	0.79%	0.81%	0.84%
Net investment income (loss)	2.03%	4.36%	4.47%	2.84%	0.92%

1	Year ended February 29
2	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

February 28, 2009

	Principal
	Amount	Value

CERTIFICATES OF DEPOSIT 7.5%
Bank of America Corp., 2.30%, 05/19/2009	$100,000,000	$100,000,000
Bank of Montreal, 0.45%, 03/19/2009	75,000,000	75,000,000
Branch Banking & Trust Co., 3.14%, 04/23/2009 *	100,000,000	100,000,000
Deutsche Bank AG, 1.64%, 04/06/2009	75,000,000	75,000,000
HBOS plc, FRN, 1.45%, 05/06/2009 +	100,000,000	100,000,000

Total Certificates of Deposit (cost $450,000,000)		450,000,000

COMMERCIAL PAPER 57.2%
Asset-Backed 32.8%
Antalis U.S. Funding Corp.:
0.45%, 03/06/2009	31,500,000	31,498,425
0.55%, 03/04/2009	20,000,000	19,999,389
0.90%, 04/06/2009	30,000,000	29,973,750
Atlantis One Funding Corp., 0.75%, 05/04/2009	75,000,000	74,901,563
Barton Capital Corp., 0.42%, 03/04/2009	35,007,000	35,006,183
Bryant Park Funding, LLC, 0.50%, 03/09/2009	39,533,000	39,529,157
Chariot Funding, LLC, 0.40%, 03/06/2009	20,000,000	19,999,111
Charta, LLC, 0.62%, 03/16/2009	50,000,000	49,987,944
Clipper Receivables Co.:
0.55%, 03/02/2009	70,000,000	70,000,000
1.00%, 03/16/2009	85,000,000	84,966,945
Concord Minutemen Capital Co., LLC, 0.70%, 03/10/2009	80,000,000	79,987,556
CRC Funding, LLC, 0.52%, 03/06/2009	60,000,000	59,996,533
Ebbets Funding, LLC, 0.50%, 03/02/2009	75,000,000	75,000,000
Elysian Funding, LLC, 0.50%, 03/03/2009	90,000,000	89,998,750
Gemini Securitization Corp.:
0.55%, 03/09/2009	40,000,000	39,995,722
0.58%, 03/24/2009	50,000,000	49,982,278
Govco, LLC, 0.63%, 03/20/2009	50,000,000	49,984,250
Grampian Funding, LLC, 0.55%, 03/02/2009	100,000,000	100,000,000
Jupiter Securitization Co., LLC, 0.40%, 03/09/2009	45,000,000	44,996,500
Legacy Capital Corp., 0.70%, 03/09/2009	70,000,000	69,990,472
Lexington Parker Capital Corp., LLC:
0.70%, 03/09/2009	70,000,000	69,990,472
0.75%, 03/27/2009	20,000,000	19,989,583
LMA SA, 0.60%, 03/10/2009	85,000,000	84,988,667
Matchpoint Master Trust, 0.55%, 03/20/2009	30,000,000	29,991,750
Regency Markets No. 1, LLC:
0.50%, 03/06/2009	26,383,000	26,381,534
0.56%, 03/20/2009	79,331,000	79,308,787
Romulus Funding Corp., 0.90%, 03/23/2009	70,000,000	69,963,250
Starbird Funding Corp.:
0.55%, 03/02/2009	55,000,000	55,000,000
1.00%, 04/14/2009	50,000,000	49,940,278
1.25%, 03/05/2009	30,000,000	29,996,875
1.30%, 05/28/2009	70,000,000	69,780,083

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Surrey Funding Corp.:
0.55%, 03/23/2009	$24,500,000	$24,492,140
0.62%, 04/03/2009	50,000,000	49,972,444
Tulip Funding Corp.:
0.60%, 03/10/2009	60,000,000	59,992,000
0.65%, 03/11/2009	32,003,000	31,997,800
Windmill Funding Corp., 0.55%, 03/25/2009	90,000,000	89,968,375

		1,957,548,566

Capital Markets 1.3%
Nordea Investment Management North America, Inc., 0.62%, 04/13/2009	74,485,000	74,431,122

Commercial Banks 21.0%
ABN AMRO Holding NV, 0.44%, 03/11/2009	60,000,000	59,993,400
Banco Santander Central Hispano SA, 0.50%, 03/16/2009	22,000,000	21,995,722
Bank of Nova Scotia, 0.40%, 03/25/2009	75,000,000	74,980,833
Calyon:
0.46%, 03/10/2009	50,000,000	49,994,889
0.46%, 03/19/2009	40,000,000	39,991,311
Commerzbank U.S. Finance, Inc.:
0.41%, 03/11/2009	25,000,000	24,997,438
0.46%, 03/02/2009	70,000,000	70,000,000
Danske Corp.:
1.05%, 07/20/2009	80,000,000	79,673,333
1.15%, 04/08/2009	30,000,000	29,964,542
1.65%, 04/09/2009	5,000,000	5,003,404
Dexia Delaware, LLC, 0.39%, 03/02/2009	125,000,000	125,000,000
Dresdner U.S. Finance, Inc., 0.50%, 03/13/2009	90,000,000	89,986,250
Governor & Co.:
0.45%, 03/02/2009	50,000,000	50,000,000
1.20%, 04/15/2009	100,000,000	99,853,333
Irish Permanent Treasury:
1.00%, 03/02/2009	40,000,000	40,000,000
1.10%, 03/12/2009	40,000,000	39,987,778
1.48%, 03/03/2009	50,000,000	49,997,944
Lloyds Bank plc, 1.32%, 04/06/2009	75,000,000	74,903,750
Rabobank U.S.A. Financial Corp., 0.35%, 03/18/2009	50,000,000	49,992,222
Skandinaviska Enskilda Banken AB, 0.50%, 03/11/2009	75,000,000	74,990,625
Societe Generale:
0.65%, 03/05/2009	50,000,000	49,997,292
0.94%, 05/13/2009	40,000,000	39,924,800
Svenska Handelsbank, 0.40%, 03/11/2009	12,325,000	12,323,768

		1,253,552,634

Diversified Financial Services 0.8%
JPMorgan Chase & Co., FRN, 0.35%, 03/12/2009	50,000,000	49,995,139

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Thrifts & Mortgage Finance 1.3%
Nationwide Building Society, 0.53%, 03/16/2009	$80,000,000	$79,983,511

Total Commercial Paper (cost $3,415,510,972)		3,415,510,972

CORPORATE BONDS 18.2%
Capital Markets 2.1%
Merrill Lynch & Co., Inc., FRN:
0.60%, 03/13/2009 * +	25,000,000	25,000,000
0.61%, 03/24/2009 * +	100,000,000	100,000,000

		125,000,000

Commercial Banks 2.5%
U.S. Bank, FRN, 1.35%, 05/26/2009	100,000,000	100,000,000
Wells Fargo & Co., 3.55%, 05/01/2009 °	50,000,000	50,004,166

		150,004,166

Consumer Finance 5.3%
American Honda Finance Corp., FRN:
1.40%, 05/26/2009 144A +	100,000,000	100,000,000
1.98%, 03/18/2009 144A +	60,000,000	60,000,000
General Electric Capital Corp., FRN, 0.51%, 03/24/2009	45,000,000	45,000,000
Toyota Motor Credit Corp., FRN:
0.33%, 03/02/2009	8,399,000	8,397,448
0.46%, 03/02/2009	50,000,000	50,000,000
0.46%, 03/19/2009	50,000,000	50,000,000

		313,397,448

Diversified Consumer Services 0.2%
AARP, FRN, 0.85%, 03/05/2009	10,000,000	10,000,000

Diversified Financial Services 0.8%
JPMorgan Chase & Co., 3.50%, 03/15/2009 *	50,000,000	50,010,402

Diversified Telecommunication Services 1.7%
BellSouth Corp., 4.97%, 04/26/2009 * 144A	100,000,000	100,193,288

Food & Staples Retailing 0.8%
Wal-Mart Stores, Inc., 5.75%, 06/01/2009	50,000,000	50,367,375

Insurance 4.8%
Hartford Life Global Funding, FRN, 2.29%, 03/15/2009 +	50,000,000	50,000,000
MetLife, Inc.:
1.07%, 04/15/2009 +	109,000,000	109,000,000
FRN, 1.64%, 04/13/2009 144A +	125,000,000	125,000,000

		284,000,000

Total Corporate Bonds (cost $1,082,972,679)		1,082,972,679

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2009

	Principal
	Amount	Value

FUNDING AGREEMENTS 2.5%
Metropolitan Life Funding Agreement, 2.25%, 03/17/2009 +	$16,000,000	$16,000,000
Transamerica Occidental Funding Agreement:
0.60%, 03/02/2009 +	50,000,000	50,000,000
0.61%, 03/02/2009 +	15,000,000	15,000,000
0.63%, 03/02/2009 +	70,000,000	70,000,000

Total Funding Agreements (cost $151,000,000)		151,000,000

MUNICIPAL OBLIGATIONS 0.3%
MISCELLANEOUS REVENUE 0.3%
SF Tarns, LLC, FRN, 0.85%, 03/05/2009 (cost $15,580,000)	15,580,000	15,580,000

TIME DEPOSIT 1.7%
Societe Generale, 0.22%, 03/02/2009 (cost $100,000,000)	100,000,000	100,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 11.4%
FFCB, FRN, 0.82%, 08/04/2009	75,000,000	75,000,000
FHLB, FRN, 0.58%, 03/02/2009	75,000,000	75,000,000
FHLMC:
1.25%, 03/09/2010	105,000,000	105,000,000
FRN, 0.77%, 03/02/2009	125,000,000	125,000,000
FNMA, FRN:
0.44%, 03/02/2009 *	200,000,000	199,989,890
1.24%, 04/13/2009	100,000,000	100,009,121

Total U.S. Government & Agency Obligations (cost $679,999,011)		679,999,011

REPURCHASE AGREEMENT ^^ 1.0%
State Street Corp., 0.14%, dated 02/27/2009, maturing 03/02/2009, maturity value $58,326,445 (cost $58,325,765)	58,325,765	58,325,765

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligations Fund, Class IS, 1.32% q	276,381	276,381
Federated U.S. Treasury Cash Reserves Fund, Class IS, 0.01% q	62,308	62,308

Total Mutual Fund Shares (cost $338,689)		338,689

Total Investments (cost $5,953,727,116) 99.8%		5,953,727,116
Other Assets and Liabilities 0.2%		12,260,246

Net Assets 100.0%		$5,965,987,362

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2009

*	Security is covered under a credit support agreement. See Note 3.
+	Security is deemed illiquid.
°

Investment in non-controlled affiliate. At February 28, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $50,004,166 and earned $729,722 of income for the period from October 3, 2008 to February 28, 2009 which is included in income from affiliated issuers.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

^^	Collateralized by $60,000,000 U.S. Treasury Bill, 0.00%, 07/02/2009, value is $59,928,000.
q	Rate shown is the 7-day annualized yield at period end.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of February 28, 2009 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2009 (unaudited):

2- 7 days	29.8%
8-60 days	54.3%
61-120 days	11.5%
121-240 days	2.6%
241 + days	1.8%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009

Assets
Investments in unaffiliated issuers	$5,903,722,950
Investments in affiliated issuers	50,004,166

Total investments at amortized cost	5,953,727,116
Cash	6,575
Receivable for Fund shares sold	1,174
Interest receivable	14,546,622
Prepaid expenses and other assets	469,899

Total assets	5,968,751,386

Liabilities
Dividends payable	2,344,558
Payable for Fund shares redeemed	11,321
Advisory fee payable	41,228
Distribution Plan expenses payable	13,001
Due to other related parties	69,149
Custodian and accounting fees payable	153,653
Accrued expenses and other liabilities	131,114

Total liabilities	2,764,024

Net assets	$5,965,987,362

Net assets represented by
Paid-in capital	$5,966,553,638
Overdistributed net investment income	(482,735)
Accumulated net realized losses on investments	(83,541)

Total net assets	$5,965,987,362

Net assets consists of
Class I	$5,368,675,113
Class AD	1,000
Class IN	7,716,525
Class IS	549,615,294
Class P	39,979,430

Total net assets	$5,965,987,362

Shares outstanding (unlimited number of shares authorized)
Class I	5,369,097,906
Class AD	1,000
Class IN	7,734,906
Class IS	549,693,112
Class P	39,983,005

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended February 28, 2009

Investment income
Interest	$166,401,191
Income from affiliated issuers	729,722

Total investment income	167,130,913

Expenses
Advisory fee	11,968,330
Distribution Plan expenses
Class AD	225
Class IN	63,181
Class IS	1,026,695
Class P	524,417
Administrative services fee	3,957,207
Transfer agent fees	527,756
Trustees’ fees and expenses	145,853
Printing and postage expenses	35,421
Custodian and accounting fees	1,380,754
Registration and filing fees	206,775
Professional fees	205,604
Treasury program fees	1,080,714
Other	160,846

Total expenses	21,283,778
Less: Expense reductions	(33,893)
Fee waivers	(6,626,067)

Net expenses	14,623,818

Net investment income	152,507,095

Net realized losses on securities in unaffiliated issuers	(64,936,989)
Net increase from payments by affiliate	65,625,000

Net realized gains on investments	688,011

Net increase in net assets resulting from operations	$153,195,106

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2009		2008 (a)

Operations
Net investment income		$152,507,095		$274,356,971
Net realized gains on investments		688,011		29,927

Net increase in net assets resulting from operations		153,195,106		274,386,898

Distributions to shareholders from
Net investment income
Class I		(141,207,440)		(251,291,181)
Class AD		(12,573)		(44,149)
Class IN		(1,605,071)		(4,606,078)
Class IS		(7,994,236)		(14,704,955)
Class P		(2,134,916)		(3,893,486)

Total distributions to shareholders		(152,954,236)		(274,539,849)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	40,740,633,313	40,740,633,313	31,087,749,705	31,087,749,705
Class AD	117,265	117,265	3,684,932	3,684,932
Class IN	772,439,598	772,439,598	779,108,166	779,108,166
Class IS	1,976,963,268	1,976,963,268	1,617,324,774	1,617,324,774
Class P	112,851,853	112,851,853	336,404,594	336,404,594

		43,603,005,297		33,824,272,171

Net asset value of shares issued in reinvestment of distributions
Class I	43,443,001	43,443,001	90,216,503	90,216,503
Class AD	12,197	12,197	43,780	43,780
Class IN	1,286,885	1,286,885	3,758,841	3,758,841
Class IS	661,868	661,868	1,072,851	1,072,851
Class P	2,060,094	2,060,094	3,506,747	3,506,747

		47,464,045		98,598,722

Payment for shares redeemed
Class I	(42,087,846,841)	(42,087,846,841)	(28,390,719,389)	(28,390,719,389)
Class AD	(1,593,087)	(1,593,087)	(2,265,217)	(2,265,217)
Class IN	(844,961,689)	(844,961,689)	(721,754,546)	(721,754,546)
Class IS	(1,806,838,166)	(1,806,838,166)	(1,540,941,511)	(1,540,941,511)
Class P	(225,165,115)	(225,165,115)	(218,657,693)	(218,657,693)

		(44,966,404,898)		(30,874,338,356)

Net increase (decrease) in net assets resulting from capital share transactions		(1,315,935,556)		3,048,532,537

Total increase (decrease) in net assets		(1,315,694,686)		3,048,379,586
Net assets
Beginning of period		7,281,682,048		4,233,302,462

End of period		$5,965,987,362		$7,281,682,048

Overdistributed net investment income		$(482,735)		$(35,496)

(a)	Year ended February 29.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Prime Cash Management Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already

20

NOTES TO FINANCIAL STATEMENTS continued

been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended February 28, 2009, the following amounts were reclassified:

Overdistributed net investment income	$(98)
Accumulated net realized losses on investments	98

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.20% and declining to 0.15% as average daily net assets increase. For the year ended February 28, 2009, the advisory fee was equivalent to an annual rate of 0.18% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the

21

NOTES TO FINANCIAL STATEMENTS continued

advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2009, EIMC voluntarily waived its advisory fee in the amount of $6,626,067.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended February 28, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

On September 30, 2008, Wachovia purchased $75,000,000 of Lehman debt from the Fund at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of purchase price over the current fair value amounted to $65,625,000 and is reflected in the Statement of Operations as a payment by an affiliate for losses realized on securities. These securities were covered under a support agreement which may have been carried at fair value during the period based upon valuations provided by an independent pricing service approved by the Board of Trustees. Upon valuing these securities at fair market value, the Fund concurrently recognized the fair value of the credit support agreement.

On October 15, 2008, Wachovia (prior to its merger with Wells Fargo on December 31, 2008) entered into a support agreement for the benefit of the Fund to provide cash payments in the amount of any loss incurred by the Fund due to the sale or final maturity of a covered security, subject to a maximum aggregate limit of $10 million. A loss would include the difference between the amortized cost of a covered security and the amount actually received by the Fund or the difference between the par value of the covered security and the payment of principal received (if any) from the issuer. During the year ended February 28, 2009, no payments had been made to the Fund under the support agreement.

22

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of class of shares. However, currently the distribution fees are limited to 0.05%, 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class AD, Class IN, Class IS and Class P, respectively.

5. INVESTMENT TRANSACTIONS

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$338,689
Level 2 – Other Significant Observable Inputs	5,953,388,427
Level 3 – Significant Unobservable Inputs	0

Total	$5,953,727,116

On February 28, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2009, the Fund had $83,541 in capital loss carryovers for federal income tax purposes expiring in 2015.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program

23

NOTES TO FINANCIAL STATEMENTS continued

allows the Fund to borrow from other participating funds. During the year ended February 28, 2009, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed		Temporary
Ordinary	Capital Loss	Book/Tax
Income	Carryovers	Differences

$1,851,213	$83,541	$(2,333,948)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $152,954,236 and $274,539,849 of ordinary income for the years ended February 28, 2009 and February 29, 2008, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the year ended February 28, 2009, the Fund had no borrowings.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S.

24

NOTES TO FINANCIAL STATEMENTS continued

Department of Treasury, the Program is due to expire on April 30, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008 for the initial 3-month term that expired on December 18, 2008. The annual fee was 0.01% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.015% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The Fund paid an additional fee based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

25

NOTES TO FINANCIAL STATEMENTS continued

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. SUBSEQUENT EVENT

On April 1, 2009, the U.S. Department of Treasury announced an extension of its Temporary Guarantee Program for Money Market Funds through September 18, 2009, in order to support ongoing stability in financial markets. The Program was scheduled to end on April 30, 2009. The Fund has elected to participate in the extension of the Program which requires the payment of additional participation fees to the U.S. Department of Treasury, on a class-by-class basis, in the amount of either 0.015% or 0.023%, depending on the market-based net asset value of the class as of September 19, 2008. The Program will expire on September 18, 2009 and will not be extended beyond this date.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Prime Cash Management Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2009 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Prime Cash Management Money Market Fund as of February 28, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 24, 2009

27

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 871 of the Internal Revenue Code, $152,954,236 has been designated as Qualified Interest Income for purposes of exempting withholding of tax on distributions to nonresident alien shareholders.

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $5,235,166,036 of net assets outstanding of which $3,152,840,838 (60.22%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$3,151,739,687
Net assets voted “Against”	$38,523
Net assets voted “Abstain”	$1,062,628

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ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Prime Cash Management Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees

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ADDITIONAL INFORMATION (unaudited) continued

formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and share-

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ADDITIONAL INFORMATION (unaudited) continued

holders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including

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ADDITIONAL INFORMATION (unaudited) continued

Wachovia Securities, LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they

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ADDITIONAL INFORMATION (unaudited) continued

concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2007, the Fund’s Class I shares (the Fund’s oldest share class) had outperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and a majority of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was below the average of the management fees paid by the other mutual funds against which the Trustees compared the Fund’s management fee, and at the median of that group, and also noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business

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ADDITIONAL INFORMATION (unaudited) continued

and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of the Evergreen and Wachovia organizations to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past year to do so.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by t he funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On

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ADDITIONAL INFORMATION (unaudited) continued

November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

•	Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational

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ADDITIONAL INFORMATION (unaudited) continued

stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;
•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

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39

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

40

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

565580 rv6 04/2009

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the six series of the Registrant’s annual financial statements for the fiscal years ended February 28, 2009 and February 29, 2008, and fees billed for other services rendered by KPMG LLP.

	2009	2008

Audit fees	$172,100	$161,500
Non-audit fees (1)	$0	$3,375
All other fees	$792,000	$1,015,374
(1)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Global Dividend Opportunity Fund
Evergreen Income Advantage Fund
Evergreen International Balanced Income Fund
Evergreen Multi-Sector Income Fund
Evergreen Utilities and High Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds, as well as non-audit services performed by the independent auditor for the Funds’ investment adviser or any of its control affiliates that relates directly to the Funds’ operations and financial reporting, in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as regarding the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved by the Audit Committee pursuant to detailed pre-approval policies and procedures that describe the types of services for which the independent auditor may be engaged (“general pre-approval”); or may be expressly pre-approved by the Audit Committee (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches expressed in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but on no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval for Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Senior Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix C. Permissible All Other services not listed in Appendix C must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Fee levels or budgeted amounts for all services to be provided by the independent auditor subject to general pre-approval will be established annually by the Audit Committee. Fee levels or budgeted amounts for services to be provided by the independent auditor subject to specific pre-approval will be established at the time of the specific pre-approval. Any proposed fees exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the Audit Committee) of any such services rendered by the independent auditor.

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Director/Assistant Director of Fund Administration will report to the Audit Committee at each of its regular meetings regarding all services provided by the independent auditor that are subject to this policy since the last such report was rendered, including: (1) a general description of the services; (2) actual billed and projected fees; and (3) the means by which such services were pre-approved by the Audit Committee, as well as the date of approval and any related fee level or budgeted amount to which the services are subject.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

On January 1, 2009, Patricia B. Norris replaced Charles A. Austin III as chairman of the Audit Committee.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: April 29, 2009

By:	/s/ Jeremy DePalma

Jeremy DePalma
Principal Financial Officer

Date: April 29, 2009